UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-05364

American High-Income Trust

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: March 31, 2013

Steven I. Koszalka

American High-Income Trust

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

From Capital Group

American
High-Income Trust®

Semi-annual report for the six months ended March 31, 2013

American High-Income Trust seeks a high level of current income and, secondarily, capital appreciation through a diversified, carefully supervised portfolio consisting primarily of lower rated, higher risk corporate bonds.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2013:

Class A shares	1 year	5 years	10 years

Reflecting 3.75% maximum sales charge	6.77%	8.19%	8.26%

The total annual fund operating expense ratio was 0.69% for Class A shares as of the prospectus dated December 1, 2012.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

Results for other share classes can be found on page 4.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poor’s and/or Fitch as an indication of an issuer’s creditworthiness. Investing in bonds issued outside the U.S. may be subject to additional risks. They include currency fluctuations, political and social instability, differing securities regulations and accounting standards, higher transaction costs, illiquidity, price volatility and possible changes in taxation. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow investors:

High-yield bond markets were strong for the six-month period ended March 31, 2013, as the economy rebounded and investors sought to take on more risk. Sentiment was helped by a partial resolution to the fiscal cliff negotiations, continuing monetary easement and more progress in resolving the euro-zone debt crisis.

For the period, American High-Income Trust reported a total return of 6.0%, assuming the reinvestment of monthly dividends totaling approximately 38 cents a share. Shareholders who reinvested dividends received an income return of 3.5%. Those who elected to take their dividends in cash received an income return of 3.4% and saw the value of their holdings increase by 2.5%.

By comparison, the Lipper High Yield Funds Index, a benchmark of similar funds, posted a total return of 6.4%, and the Barclays U.S. Corporate High Yield 2% Issuer Capped Index, which covers the universe of fixed-rate, non-investment-grade debt and limits the maximum exposure of any one issuer to 2%, returned 6.3%. The latter index is unmanaged and, therefore, has no expenses.

Results at a glance

For periods ended March 31, 2013, with all distributions reinvested

	Total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime
					(since 2/19/88)
American High-Income Trust (Class A shares)	6.0%	10.9%	9.0%	8.7%	8.7%
Barclays U.S. Corporate High Yield 2% Issuer Capped Index*	6.3	13.1	11.8	10.1	—
Lipper High Yield Funds Index	6.4	12.5	9.2	8.6	7.3

*	This market index did not exist prior to December 31, 1992. It is unmanaged and, therefore, has no expenses.

American High-Income Trust	1

The six months in review

President Obama was re-elected amidst a gradual improvement in the U.S. economy, especially in the housing and job markets. However, the fiscal cliff of tax increases and spending cuts created significant uncertainty for investors and companies alike. While politicians reached a partial agreement on tax increases, they failed to do so on sequestration, triggering automatic spending cuts that could affect U.S. economic growth. Political and fiscal risks also re-emerged in Europe following Italy’s inconclusive elections results and an unconventional bailout plan for banks in Cyprus. As it continued to provide funding and support recovery efforts in the euro zone, the European Central Bank defended its unlimited bond-buying program, which is designed to lower borrowing costs for troubled nations while requiring them to pursue fiscal reforms.

The U.S. Federal Reserve also extended its bond-buying program and announced that it would link monetary policy to jobs for the first time, stating that it would keep interest rates at close to zero at least until the unemployment rate fell to 6.5%. Despite these actions, the acceleration in U.S. economic activity caused investors to question the Fed’s commitment to its bond-buying program and whether interest rates would rise sooner than had previously been expected. As a result, the yield curve steepened, with longer dated Treasury yields rising more than shorter dated maturities.

The credit markets continued to see substantial levels of new supply as companies looked to take advantage of low borrowing costs. Many companies have been looking to refinance — both lowering their interest rates and extending their maturities — which has helped to keep defaults at a minimum. However, since demand for higher yielding assets remained strong, spreads to Treasuries narrowed over the period. In general, corporate bonds across the ratings spectrum did well, but higher yielding bonds (BB and below) produced stronger results than investment-grade issues (BBB and above) as the search for yield continued.

Investments in the bonds of wireless telecommunication services companies helped the fund’s returns as they benefited from access to financing and the potential for positive event risk (in the form of refinancing or merger-and-acquisition activity). The fund’s cash holdings, on the other hand, continued to be a drag on results. Loans, which made up approximately 10% of the fund’s assets, also provided weaker returns as they tend to do relatively better in weaker markets due to their higher credit quality.

A long-term perspective

While there are signs of progress in the U.S. economy, GDP growth has been weak and the unemployment rate — though down from its peak — still remains high relative to prior economic cycles. There is also continuing uncertainty around public policy changes, which has made corporations generally cautious with their long-term spending plans. This

2	American High-Income Trust

environment of slow growth and low interest rates has been good for high-yield investors, as corporate bond issuers have been able to improve their balance sheets and overall creditworthiness. However, with yields and spreads now at lower levels, the opportunity for price appreciation from a further decline in yields has diminished.

With these issues in mind and on the heels of several years of strong returns, our investment managers are taking a cautious view of the market. While volatility in the high-yield market should be expected, it is important to remember that investors who have maintained a long-term perspective have been rewarded with solid returns and a steady source of income. For the past 10-year period ended March 31, 2013, the fund’s investors earned an average annual total return of 8.7%, with dividends reinvested. That compares with an 8.6% average annual total return for the Lipper High Yield Funds Index and a 10.1% gain for the Barclays U.S. Corporate High Yield 2% Issuer Capped Index for that same period.

As always, we appreciate your continued support and long-term investment perspective.

Sincerely,

David C. Barclay
President

May 14, 2013

For current information about the fund, visit americanfunds.com.

The fund’s 30-day yield for Class A shares as of April 30, 2013, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 4.08%. The fund’s 12-month distribution rate for Class A shares as of that date was 6.36%. Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

American High-Income Trust	3

Other share class results	unaudited

Classes B, C, F and 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended March 31, 2013:

	1 year	5 years	10 years/ Life of class[1]
Class B shares[2]
Reflecting applicable contingent deferred sales charge (CDSC), maximum of 5%, payable only if shares are sold within six years of purchase	5.10%	7.91%	8.01%
Not reflecting CDSC	10.10	8.20	8.01
Class C shares
Reflecting CDSC, maximum of 1%, payable only if shares are sold within one year of purchase	9.04	8.16	7.80
Not reflecting CDSC	10.04	8.16	7.80
Class F-1 shares[3]
Not reflecting annual asset-based fee charged by sponsoring firm	10.87	8.99	8.62
Class F-2 shares[3] — first sold 8/4/08
Not reflecting annual asset-based fee charged by sponsoring firm	11.15	—	9.69
Class 529-A shares[4]
Reflecting 3.75% maximum sales charge	6.68	8.12	8.20
Not reflecting maximum sales charge	10.82	8.96	8.61
Class 529-B shares[2,4]
Reflecting applicable CDSC, maximum of 5%, payable only if shares are sold within six years of purchase	4.96	7.79	7.88
Not reflecting CDSC	9.96	8.08	7.88
Class 529-C shares[4]
Reflecting CDSC, maximum of 1%, payable only if shares are sold within one year of purchase	8.96	8.09	7.71
Not reflecting CDSC	9.96	8.09	7.71
Class 529-E shares[3,4]	10.56	8.66	8.28
Class 529-F-1 shares[3,4]
Not reflecting annual asset-based fee charged by sponsoring firm	11.05	9.18	8.75

[1]	Applicable to Class F-2 shares only. All other share classes reflect 10-year results.
[2]	These shares are not available for purchase.
[3]	These shares are sold without any initial or contingent deferred sales charge.
[4]	Results shown do not reflect the $10 account setup fee and an annual $10 account maintenance fee.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

For information regarding the differences among the various share classes, refer to the fund prospectus.

4	American High-Income Trust

Summary investment portfolio March 31, 2013	unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

Portfolio by type of security	Percent of net assets

Bonds, notes & other debt instruments — 91.44%	Principal amount (000)	Value (000)	Percent of net assets
Corporate bonds, notes & loans — 84.64%
Consumer discretionary — 15.57%
MGM Resorts International 5.875%–8.625% 2013–2022[1]	$242,515	$263,218	1.25%
Boyd Gaming Corp.:
9.125% 2018	82,070	87,456	1.06
6.75%–9.00% 2014–2020[1]	132,090	135,432
Needle Merger Sub Corp. 8.125% 2019[1]	106,855	112,198	.53
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[1]	98,955	103,161	.49
DISH DBS Corp. 4.625% 2017	95,950	100,028	.48
Quebecor Media Inc. 5.75% 2023[1]	87,150	89,329	.43
Other securities		2,377,122	11.33
		3,267,944	15.57

Telecommunication services — 13.78%
Sprint Nextel Corp.:
8.375% 2017	83,450	97,532
7.00% 2020	112,925	124,782	2.14
6.00%–11.50% 2016–2022[1]	180,305	216,414
Sprint Capital Corp. 6.90%–8.75% 2019–2032	9,800	11,261
Frontier Communications Corp.:
7.125% 2023	103,375	105,055
7.625% 2024	91,925	94,798	1.89
8.125%–9.25% 2018–2022	172,053	196,139

American High-Income Trust	5

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)	Percent of net assets
Telecommunication services (continued)
Cricket Communications, Inc.:
7.75% 2016	$163,265	$170,612
7.75% 2020	47,450	47,569	1.88%
Leap Wireless International, Inc., Term Loan C, 0.50% 2020[2,3,4]	175,750	177,096
Clearwire Communications and Clearwire Finance, Inc.:
Series B, 12.00% 2015[1]	123,930	133,922
Series A, 12.00% 2015[1]	81,140	87,682
14.75% 2016[1]	16,600	23,323	1.65
12.00% 2017[1]	86,930	102,143
Wind Acquisition SA:
11.75% 2017[1]	140,330	149,451
7.25% 2018[1]	65,460	68,423	1.51
7.375%–11.75% 2017–2018	€73,005	98,518
MetroPCS Wireless, Inc.:
6.25% 2021[1]	$124,975	127,631
6.625% 2023[1]	124,900	127,866	1.22
Digicel Group Ltd.:
6.00% 2021[1]	91,950	91,720
8.25%–12.00% 2014–2020[1]	119,475	127,685	1.05
LightSquared, Term Loan B, 12.00% 2014[3,4,5,6]	144,713	136,302	.65
Trilogy International Partners, LLC 10.25% 2016[1]	92,240	90,856	.43
Other securities		285,130	1.36
		2,891,910	13.78

Industrials — 10.36%
Associated Materials, LLC and AMH New Finance, Inc.
9.125% 2017	144,817	155,316	.74
Ply Gem Industries, Inc. 8.25% 2018	136,055	148,810	.71
BE Aerospace, Inc. 5.25% 2022	103,270	107,014	.51
Other securities		1,762,375	8.40
		2,173,515	10.36

Financials — 9.69%
Realogy Corp.:
Letter of Credit, 4.50% 2016[2,3,4]	8,238	8,238
7.875% 2019[1]	143,060	157,366
Term Loan B, 4.50% 2020[2,3,4]	108,432	110,092	1.82
7.625% 2020[1]	3,000	3,398
9.00% 2020[1]	87,735	102,431

6	American High-Income Trust

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)	Percent of net assets
Financials (continued)
CIT Group Inc.:
Series C, 4.75% 2015[1]	$133,800	$140,490
5.00% 2017	94,495	101,818	1.38%
4.25%–5.50% 2017–2019[1]	43,850	46,691
iStar Financial Inc., Term Loan B, 4.50% 2017[2,3,4]	106,857	108,126	.51
Crescent Resources 10.25% 2017[1]	88,170	96,987	.46
Other securities		1,158,657	5.52
		2,034,294	9.69

Materials — 9.03%
Reynolds Group Inc.:
5.75% 2020	176,500	180,251	1.30
7.125%–9.875% 2018–2019	83,695	91,796
Inmet Mining Corp.:
8.75% 2020[1]	136,930	151,992
7.50% 2021[1]	70,630	76,634	1.09
JMC Steel Group Inc. 8.25% 2018[1]	94,655	100,808	.48
Other securities		1,292,815	6.16
		1,894,296	9.03

Health care — 8.32%
inVentiv Health Inc.:
9.00% 2018[1]	123,450	129,931
10.75% 2018[1]	103,250	89,311	1.24
11.00% 2018[1]	48,390	41,857
Kinetic Concepts, Inc. 10.50% 2018	108,400	117,885	.56
VPI Escrow Corp. 6.375% 2020[1]	106,895	113,175	.54
Quintiles, Term Loan B-2, 4.50% 2018[2,3,4]	106,121	107,511	.51
Elan Finance PLC and Elan Finance Corp. 6.25% 2019[1]	84,890	99,534	.48
Patheon Inc., Term Loan B1, 7.25% 2018[2,3,4]	90,738	92,326	.44
Other securities		953,667	4.55
		1,745,197	8.32

Energy — 6.82%
NGPL PipeCo LLC 9.625% 2019[1]	95,015	106,892	.51
Sabine Pass Liquefaction, LLC 5.625% 2021[1]	102,725	106,706	.51
Other securities		1,217,203	5.80
		1,430,801	6.82

American High-Income Trust	7

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)	Percent of net assets
Information technology — 5.72%
First Data Corp.:
11.25% 2016	$229,965	$232,265
Term Loan D, 5.204% 2017[2,3,4]	73,036	73,669
12.625% 2021	118,026	128,501	2.96%
6.75%–10.625% 2015–2022[1,2,6]	177,633	186,687
SRA International, Inc., Term Loan B, 6.50% 2018[2,3,4]	101,487	101,487	.48
Other securities		478,221	2.28
		1,200,830	5.72

Consumer staples — 2.73%
Other securities		573,888	2.73

Utilities — 2.62%
TXU, Term Loan, 4.702% 2017[2,3,4]	149,658	106,630	.51
Other securities		443,230	2.11
		549,860	2.62
Total corporate bonds, notes & loans		17,762,535	84.64

Other — 6.80%
Other securities		1,427,962	6.80
Total bonds, notes & other debt instruments (cost: $18,232,766,000)		19,190,497	91.44

Convertible securities — 1.04%
Telecommunication services — 0.10%
Leap Wireless International, Inc. 4.50% convertible notes 2014	12,500	12,797	.06
Clearwire Corp. 8.25% convertible notes 2040[1]	7,722	8,639	.04
		21,436	.10

Other — 0.94%
Other securities		197,097	.94
Total convertible securities (cost: $200,605,000)		218,533	1.04

8	American High-Income Trust

Preferred securities — 0.49%		Value (000)	Percent of net assets
Financials — 0.49%
Other securities		$102,423	.49%
Total preferred securities (cost: $87,788,000)		102,423	.49

Common stocks — 1.75%	Shares
Industrials — 0.87%
Beech Holdings, LLC[7,8,9]	14,946,134	102,232	.49
Other securities		80,575	.38
		182,807	.87

Financials — 0.33%
CIT Group Inc.[7]	124,904	5,431	.03
Other securities		64,150	.30
		69,581	.33

Telecommunication services — 0.12%
Frontier Communications Corp., Class B	6,000,000	23,880	.12

Other — 0.43%
Other securities		90,421	.43
Total common stocks (cost: $423,578,000)		366,689	1.75

Warrants — 0.02%
Other — 0.02%
Other securities		4,109	.02
Total warrants (cost: $7,329,000)		4,109	.02

	Principal
	amount
Short-term securities — 3.74%	(000)
Fannie Mae 0.10%–0.16% due 7/1–10/25/2013	$240,100	239,991	1.14
Freddie Mac 0.11%–0.17% due 4/24–8/13/2013	155,400	155,348	.74
Federal Home Loan Bank 0.09%–0.155% due 4/1–6/21/2013	147,950	147,928	.71
Other securities		241,006	1.15
Total short-term securities (cost: $784,251,000)		784,273	3.74
Total investment securities (cost: $19,736,317,000)		20,666,524	98.48
Other assets less liabilities		319,593	1.52

Net assets		$20,986,117	100.00%

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

American High-Income Trust	9

Forward currency contracts

The fund has entered into forward currency contracts to purchase or sell currencies as shown in the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

							Unrealized (depreciation)
			Contract amount				appreciation at
	Settlement date	Counterparty	Receive (000)		Deliver (000)		3/31/2013 (000)
Purchases:
Russian rubles	4/12/2013	Citibank	RUB	323,978		$10,483	$(92)
Sales:
Brazilian reais	4/8/2013	Citibank		$8,149		16,200 145
Brazilian reais	4/12/2013	JPMorgan Chase		$10,138	BRL	19,825	348
Brazilian reais	4/12/2013	Citibank		$12,271	BRL	24,000	419
Brazilian reais	4/12/2013	Citibank		$4,006	BRL	7,835	137
Colombian pesos	4/5/2013	Citibank		$6,157	COP	11,200,000	27
Colombian pesos	4/5/2013	Citibank		$17,012	COP	30,994,725	47
Euros	4/4/2013	Bank of New York Mellon		$8,296		€6,357	147
Euros	4/8/2013	JPMorgan Chase		$19,232		€14,750	311
Euros	4/24/2013	Citibank		$11,658		€9,000	121
Euros	4/29/2013	JPMorgan Chase		$11,391		€8,858	35
Euros	4/29/2013	JPMorgan Chase		$5,238		€4,100	(18)
Euros	4/30/2013	JPMorgan Chase		$15,419		€12,000	35
Mexican pesos	4/8/2013	HSBC Bank		$16,763	MXN	215,000	(622)
Mexican pesos	4/8/2013	Barclays Bank PLC		$49,793	MXN	638,615	(1,845)
Turkish lira	4/5/2013	HSBC Bank		$7,795	TRY	14,100	8
Turkish lira	4/5/2013	Barclays Bank PLC		$24,840	TRY	44,855	68
Polish zloty	4/8/2013	Barclays Bank PLC		$17,643	PLN	56,370	359
Polish zloty	4/19/2013	Barclays Bank PLC		$7,343	PLN	23,375	182
Russian rubles	4/4/2013	JPMorgan Chase		$13,071	RUB	403,375	115
Russian rubles	4/5/2013	Citibank		$5,109	RUB	158,000	35
							54
Forward currency contracts — net							$(38)

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s holdings in affiliated companies is included in “Other securities” under the respective industry sectors in the summary investment portfolio. Further details on these holdings and related transactions during the six months ended March 31, 2013, appear below.

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Dividend or interest income (000)	Value of affiliates at 3/31/2013 (000)
Cooper-Standard Holdings Inc.[7]	1,238,538	—	—	1,238,538	$—	$51,523
Cooper-Standard Holdings Inc. 7.00% convertible preferred[1,8]	99,687	—	—	99,687	349	17,902

10	American High-Income Trust

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Dividend or interest income (000)	Value of affiliates at 3/31/2013 (000)
Cooper-Standard Holdings Inc.,warrants, expire 2017[7]	196,935	—	—	196,935	$—	$3,244
American Media, Inc.[1,7,8]	1,122,345	—	—	1,122,345	—	3,120
Nortek Inc. 10.00% 2018[10]	$47,735,000	—	—	$47,735,000	2,354	—
Nortek Inc. 8.50% 2021[10]	$47,660,000	$15,940,000	—	$63,600,000	2,349	—
Nortek, Inc.[7,10]	793,646	—	229,400	564,246	—	—
					$5,052	$75,789

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $7,383,672,000, which represented 35.18% of the net assets of the fund.
[2]	Coupon rate may change periodically.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans, including those in “Other securities,” was $1,870,702,000, which represented 8.91% of the net assets of the fund.
[5]	Scheduled interest and/or principal payment was not received.
[6]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[7]	Security did not produce income during the last 12 months.
[8]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $273,470,000, which represented 1.30% of the net assets of the fund.
[9]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition dates	Cost (000)	Value (000)	Percent of net assets
Beech Holdings, LLC	11/4/2008–2/15/2013	$160,248	$102,232	.49%
Other restricted securities		43,698	24,588	.12
Total restricted securities		$203,946	$126,820	.61%

[10]	Unaffiliated issuer at 3/31/2013.

Key to abbreviations and symbol

BRL = Brazilian reais
COP = Colombian pesos
€ = Euros
MXN = Mexican pesos
PLN = Polish zloty
RUB = Russian rubles
TRY = Turkish lira

See Notes to Financial Statements

American High-Income Trust	11

Financial statements

Statement of assets and liabilities at March 31, 2013	unaudited (dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $19,669,919)	$20,590,735
Affiliated issuers (cost: $66,398)	75,789	$20,666,524
Cash		45,783
Unrealized appreciation on open forward currency contracts		2,539
Receivables for:
Sales of investments	416,460
Sales of fund’s shares	35,197
Closed forward currency contracts	15
Dividends and interest	389,515	841,187
		21,556,033
Liabilities:
Unrealized depreciation on open forward currency contracts		2,577
Payables for:
Purchases of investments	494,087
Repurchases of fund’s shares	52,388
Dividends on fund’s shares	7,931
Investment advisory services	4,860
Services provided by related parties	7,608
Trustees’ deferred compensation	226
Other	239	567,339
Net assets at March 31, 2013		$20,986,117
Net assets consist of:
Capital paid in on shares of beneficial interest		$20,825,002
Distributions in excess of net investment income		(53,787)
Accumulated net realized loss		(714,538)
Net unrealized appreciation		929,440
Net assets at March 31, 2013		$20,986,117

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —

unlimited shares authorized (1,831,942 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	14,736,764	1,286,417	$11.46
Class B	177,027	15,453	11.46
Class C	1,467,759	128,125	11.46
Class F-1	1,506,741	131,528	11.46
Class F-2	1,024,045	89,392	11.46
Class 529-A	367,064	32,042	11.46
Class 529-B	11,485	1,003	11.46
Class 529-C	136,882	11,949	11.46
Class 529-E	20,221	1,765	11.46
Class 529-F-1	23,137	2,020	11.46
Class R-1	27,142	2,369	11.46
Class R-2	243,061	21,218	11.46
Class R-3	339,501	29,636	11.46
Class R-4	240,787	21,019	11.46
Class R-5	309,920	27,054	11.46
Class R-6	354,581	30,952	11.46

See Notes to Financial Statements

12	American High-Income Trust

Statement of operations		unaudited
for the six months ended March 31, 2013	(dollars in thousands)

Investment income:
Income:
Interest (net of non-U.S. taxes of $77; also includes $4,703 from affiliates)	$731,583
Dividends (includes $349 from affiliates)	6,613	$738,196

Fees and expenses*:
Investment advisory services	28,976
Distribution services	29,721
Transfer agent services	12,777
Administrative services	2,200
Reports to shareholders	589
Registration statement and prospectus	646
Trustees’ compensation	89
Auditing and legal	77
Custodian	205
State and local taxes	57
Other	374	75,711
Net investment income		662,485

Net realized gain and unrealized appreciation on investments, forward currency contracts and currency:
Net realized gain (loss) on:
Investments (includes $6,280 net gain from affiliates)	139,606
Forward currency contracts	1,402
Currency transactions	(1,593)	139,415
Net unrealized appreciation (depreciation) on:
Investments	367,634
Forward currency contracts	(580)
Currency translations	(864)	366,190
Net realized gain and unrealized appreciation on investments, forward currency contracts and currency		505,605
Net increase in net assets resulting from operations		$1,168,090

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

American High-Income Trust	13

Statements of changes in net assets
(dollars in thousands)

	Six months ended March 31, 2013*	Year ended September 30, 2012
Operations:
Net investment income	$662,485	$1,277,176
Net realized gain on investments, forward currency contracts and currency transactions	139,415	159,155
Net unrealized appreciation on investments, forward currency contracts and currency translations	366,190	1,229,106
Net increase in net assets resulting from operations	1,168,090	2,665,437

Dividends paid or accrued to shareholders from net investment income	(679,827)	(1,345,763)

Net capital share transactions	689,184	2,512,433

Total increase in net assets	1,177,447	3,832,107

Net assets:
Beginning of period	19,808,670	15,976,563
End of period (including distributions in excess of net investment income: $(53,787) and $(36,445), respectively)	$20,986,117	$19,808,670

*Unaudited.

See Notes to Financial Statements

14	American High-Income Trust

Notes to financial statements

unaudited

1. Organization

American High-Income Trust (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks a high level of current income and, secondarily, capital appreciation through a diversified, carefully supervised portfolio consisting primarily of lower rated, higher risk corporate bonds.

The fund has 16 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and six retirement plan share classes (Classes R-1, R-2, R-3, R-4, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are further described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None
*	Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

American High-Income Trust	15

2. Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

16	American High-Income Trust

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within

American High-Income Trust	17

60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation

18	American High-Income Trust

levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of March 31, 2013 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$17,637,969	$124,566	$17,762,535
Other	—	1,427,962	—	1,427,962
Convertible securities	79,632	138,901	—	218,533
Preferred securities	5,734	96,689	—	102,423
Common stocks	235,829	—	130,860	366,689
Warrants	3,967	—	142	4,109
Short-term securities	—	784,273	—	784,273
Total	$325,162	$20,085,794	$255,568	$20,666,524

	Other investments[1]
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$2,539	$—	$2,539
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(2,577)	—	(2,577)
Total	$—	$(38)	$—	$(38)

[1]	Forward currency contracts are not included in the investment portfolio.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the six months ended March 31, 2013 (dollars in thousands):

	Beginning value at 10/1/2012	Transfers into Level 3[2]	Purchases	Sales	Net realized loss[3]	Unrealized depreciation[3]	Transfers out of Level 3[2]	Ending value at 3/31/2013
Investment securities	$52,659	$129,795	$219,734	$(2,536)	$(398)	$(137,223)	$(6,463)	$255,568

Net unrealized depreciation during the period on Level 3 investment securities held at March 31, 2013[3]:								$(128,284)

[2]	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.
[3]	Net realized loss and unrealized depreciation are included in the related amounts on investments in the statement of operations.

American High-Income Trust	19

Unobservable inputs — The significant unobservable inputs used to value the fund’s Level 3 investments include financial multiples of publicly traded comparable companies, estimates of recovery allocation and financial performance, and calculated discounts for lack of marketability. The following table provides additional information used by the fund’s investment adviser to fair value securities with significant unobservable inputs.

	Value at 3/31/2013 (000)	Valuation technique(s)	Unobservable input(s)	Range	Impact to valuation from an increase in input*
Bonds, notes &	$124,566	Estimated recovery	Recovery allocation	9.5% – 80.8% (percent of par)	Increase
other debt		proceeds	EBITDA	$ 210M – $ 320M	Increase
instruments			EBITDA multiple	8x – 10x	Increase
		Blend of bid and	EBITDA multiple	6.0x – 8.8x	Increase
		market comparable companies	DLOM (applied to multiple)	22.7% – 25.0%	Decrease
Common stocks	130,860	Market comparable companies	EBITDA multiple	4.3x – 7.4x	Increase
			DLOM	10.0% – 18.0%	Decrease
Warrants	142	Black-Scholes model	Underlying share price	N/A	Increase
	$255,568

*	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations

EBITDA = Earnings before income taxes, depreciation and amortization

DLOM = Discount for lack of marketability

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates

20	American High-Income Trust

may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the U.S.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Unfunded commitments — The fund has participated in transactions that involve unfunded commitments, which may obligate the fund to lend additional sums based upon the terms of the loan agreement. As of March 31, 2013, the fund’s maximum exposure of unfunded loan commitments was $10,581,000, which would represent 0.05% of the net assets of the fund should such commitments become due. Unrealized depreciation of $106,000 is included in other payables in the statement of assets and liabilities and net unrealized appreciation on investments in the statement of operations.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

American High-Income Trust	21

On a daily basis, the fund’s investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations.

Collateral — To reduce the risk to counterparties of forward currency contracts, the fund has entered into a collateral program with certain counterparties. The program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended March 31, 2013, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2008 and by state tax authorities and tax authorities outside the U.S. for tax years before 2007.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; net capital losses; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

22	American High-Income Trust

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of September 30, 2012, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$30,332
Capital loss carryforward expiring 2018*	(840,948)

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration date. The fund will not make distributions from capital gains while a capital loss carryforward remains.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after September 30, 2011, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of March 31, 2013, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$1,451,314
Gross unrealized depreciation on investment securities	(605,944)
Net unrealized appreciation on investment securities	845,370
Cost of investment securities	19,821,154

Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended March 31, 2013	Year ended September 30, 2012
Class A	$481,293	$948,806
Class B	5,689	15,866
Class C	43,016	89,548
Class F-1	50,579	109,529
Class F-2	34,656	60,321
Class 529-A	11,748	22,659
Class 529-B	360	991
Class 529-C	3,885	7,725
Class 529-E	624	1,230
Class 529-F-1	723	1,304
Class R-1	758	1,527
Class R-2	7,040	14,463
Class R-3	10,809	23,467
Class R-4	7,891	16,653
Class R-5	10,510	20,422
Class R-6	10,246	11,252
Total	$679,827	$1,345,763

American High-Income Trust	23

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.300% on the first $60 million of daily net assets and decreasing to 0.135% on such assets in excess of $15 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 3.00% on the first $8,333,333 of the fund’s monthly gross income and decreasing to 1.50% on such income in excess of $50 million. For the six months ended March 31, 2013, the investment advisory services fee was $28,976,000, which was equivalent to an annualized rate of 0.283% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of March 31, 2013, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

24	American High-Income Trust

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses on the accompanying financial statements. The Commonwealth of Virginia is not considered a related party.

Class-specific expenses under the agreements described above for the six months ended March 31, 2013, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$16,347	$ 9,056	$ 716	Not applicable
Class B	947	128	Not applicable	Not applicable
Class C	7,246	937	363	Not applicable
Class F-1	1,889	909	379	Not applicable
Class F-2	Not applicable	562	250	Not applicable
Class 529-A	381	174	89	$175
Class 529-B	61	7	3	6
Class 529-C	659	71	33	65
Class 529-E	48	5	5	10
Class 529-F-1	—	10	5	10
Class R-1	127	16	6	Not applicable
Class R-2	880	434	59	Not applicable
Class R-3	842	267	85	Not applicable
Class R-4	294	119	59	Not applicable
Class R-5	Not applicable	79	75	Not applicable
Class R-6	Not applicable	3	73	Not applicable
Total class-specific expenses	$29,721	$12,777	$2,200	$266

American High-Income Trust	25

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $89,000, shown on the accompanying financial statements, includes $70,000 in current fees (either paid in cash or deferred) and a net increase of $19,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of dividends		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended March 31, 2013

Class A	$1,494,698	131,491	$448,469	39,425	$(1,371,781)	(120,625)	$571,386	50,291
Class B	9,668	853	5,286	465	(46,920)	(4,132)	(31,966)	(2,814)
Class C	167,785	14,761	39,608	3,483	(192,504)	(16,926)	14,889	1,318
Class F-1	213,968	18,800	49,696	4,371	(376,512)	(33,329)	(112,848)	(10,158)
Class F-2	374,240	33,028	29,776	2,616	(306,198)	(26,959)	97,818	8,685
Class 529-A	38,842	3,417	11,698	1,028	(33,048)	(2,905)	17,492	1,540
Class 529-B	670	59	357	31	(3,143)	(276)	(2,116)	(186)
Class 529-C	15,588	1,371	3,866	340	(13,834)	(1,216)	5,620	495
Class 529-E	2,369	208	620	54	(2,109)	(185)	880	77
Class 529-F-1	4,612	405	719	64	(2,273)	(200)	3,058	269
Class R-1	4,476	393	736	65	(3,474)	(306)	1,738	152
Class R-2	43,940	3,863	6,965	612	(45,048)	(3,961)	5,857	514
Class R-3	63,788	5,607	10,656	937	(94,370)	(8,350)	(19,926)	(1,806)
Class R-4	46,189	4,063	7,837	689	(50,679)	(4,463)	3,347	289
Class R-5	53,251	4,684	10,472	921	(51,291)	(4,509)	12,432	1,096
Class R-6	158,597	13,969	9,975	876	(47,049)	(4,139)	121,523	10,706
Total net increase (decrease)	$2,692,681	236,972	$636,736	55,977	$(2,640,233)	(232,481)	$689,184	60,468

26	American High-Income Trust

	Sales*		Reinvestments of dividends		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended September 30, 2012

Class A	$2,950,296	270,595	$873,157	79,970	$(2,148,697)	(197,821)	$1,674,756	152,744
Class B	26,355	2,420	14,390	1,320	(118,497)	(10,933)	(77,752)	(7,193)
Class C	364,739	33,439	80,091	7,338	(353,351)	(32,547)	91,479	8,230
Class F-1	697,962	64,204	108,051	9,897	(589,494)	(54,444)	216,519	19,657
Class F-2	504,614	46,634	50,181	4,592	(275,623)	(25,351)	279,172	25,875
Class 529-A	78,742	7,226	22,698	2,078	(43,253)	(3,972)	58,187	5,332
Class 529-B	2,460	226	987	91	(7,187)	(662)	(3,740)	(345)
Class 529-C	30,760	2,822	7,735	708	(19,864)	(1,824)	18,631	1,706
Class 529-E	4,687	431	1,231	113	(2,982)	(273)	2,936	271
Class 529-F-1	5,877	539	1,304	119	(3,024)	(278)	4,157	380
Class R-1	8,138	746	1,514	139	(6,534)	(599)	3,118	286
Class R-2	74,293	6,812	14,398	1,319	(73,343)	(6,747)	15,348	1,384
Class R-3	181,751	16,666	23,421	2,146	(141,935)	(13,062)	63,237	5,750
Class R-4	81,945	7,516	16,629	1,523	(91,436)	(8,413)	7,138	626
Class R-5	101,958	9,370	20,450	1,872	(74,803)	(6,875)	47,605	4,367
Class R-6	139,385	12,686	11,239	1,028	(38,982)	(3,528)	111,642	10,186
Total net increase (decrease)	$5,253,962	482,332	$1,247,476	114,253	$(3,989,005)	(367,329)	$2,512,433	229,256

*	Includes exchanges between share classes of the fund.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $6,630,158,000 and $5,520,063,000, respectively, during the six months ended March 31, 2013.

American High-Income Trust	27

Financial highlights

			Income (loss) from investment operations[1]
		Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class A:	Six months ended 3/31/2013[4,5]	$11.18	$.37	$.29	$.66
	Year ended 9/30/2012	10.36	.78	.86	1.64
	Year ended 9/30/2011	11.13	.85	(.74)	.11
	Year ended 9/30/2010	10.29	.89	.78	1.67
	Year ended 9/30/2009	10.01	.83	.33	1.16
	Year ended 9/30/2008	12.35	.93	(2.32)	(1.39)
Class B:	Six months ended 3/31/2013[4,5]	11.18	.33	.29	.62
	Year ended 9/30/2012	10.36	.70	.86	1.56
	Year ended 9/30/2011	11.13	.77	(.74)	.03
	Year ended 9/30/2010	10.29	.80	.78	1.58
	Year ended 9/30/2009	10.01	.76	.33	1.09
	Year ended 9/30/2008	12.35	.85	(2.32)	(1.47)
Class C:	Six months ended 3/31/2013[4,5]	11.18	.33	.29	.62
	Year ended 9/30/2012	10.36	.70	.86	1.56
	Year ended 9/30/2011	11.13	.76	(.74)	.02
	Year ended 9/30/2010	10.29	.80	.78	1.58
	Year ended 9/30/2009	10.01	.76	.33	1.09
	Year ended 9/30/2008	12.35	.84	(2.32)	(1.48)
Class F-1:	Six months ended 3/31/2013[4,5]	11.18	.37	.29	.66
	Year ended 9/30/2012	10.36	.78	.86	1.64
	Year ended 9/30/2011	11.13	.85	(.74)	.11
	Year ended 9/30/2010	10.29	.88	.78	1.66
	Year ended 9/30/2009	10.01	.83	.33	1.16
	Year ended 9/30/2008	12.35	.93	(2.32)	(1.39)
Class F-2:	Six months ended 3/31/2013[4,5]	11.18	.38	.29	.67
	Year ended 9/30/2012	10.36	.81	.86	1.67
	Year ended 9/30/2011	11.13	.88	(.74)	.14
	Year ended 9/30/2010	10.29	.91	.78	1.69
	Year ended 9/30/2009	10.01	.81	.37	1.18
	Period from 8/4/2008 to 9/30/2008[4]	11.01	.14	(1.00)	(.86)
Class 529-A:	Six months ended 3/31/2013[4,5]	11.18	.37	.29	.66
	Year ended 9/30/2012	10.36	.78	.86	1.64
	Year ended 9/30/2011	11.13	.85	(.74)	.11
	Year ended 9/30/2010	10.29	.88	.78	1.66
	Year ended 9/30/2009	10.01	.82	.33	1.15
	Year ended 9/30/2008	12.35	.93	(2.32)	(1.39)
Class 529-B:	Six months ended 3/31/2013[4,5]	11.18	.32	.29	.61
	Year ended 9/30/2012	10.36	.69	.86	1.55
	Year ended 9/30/2011	11.13	.75	(.74)	.01
	Year ended 9/30/2010	10.29	.79	.78	1.57
	Year ended 9/30/2009	10.01	.75	.33	1.08
	Year ended 9/30/2008	12.35	.84	(2.32)	(1.48)
Class 529-C:	Six months ended 3/31/2013[4,5]	11.18	.32	.29	.61
	Year ended 9/30/2012	10.36	.69	.86	1.55
	Year ended 9/30/2011	11.13	.76	(.74)	.02
	Year ended 9/30/2010	10.29	.79	.78	1.57
	Year ended 9/30/2009	10.01	.75	.33	1.08
	Year ended 9/30/2008	12.35	.84	(2.32)	(1.48)

28	American High-Income Trust

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers[3]		Ratio of net income to average net assets[3]
$(.38)	$—	$(.38)	$11.46	5.99%	$14,737	.67%[6]		.67%[6]		6.55%[6]
(.82)	—	(.82)	11.18	16.35	13,822	.69		.69		7.17
(.88)	—	(.88)	10.36	.67	11,223	.67		.67		7.57
(.83)	—	(.83)	11.13	16.75	11,687	.68		.68		8.26
(.88)	—	(.88)	10.29	14.03	10,274	.80		.79		9.57
(.93)	(.02)	(.95)	10.01	(11.87)	8,074	.70		.67		8.14
(.34)	—	(.34)	11.46	5.59	177	1.43	[6]	1.43	[6]	5.81	[6]
(.74)	—	(.74)	11.18	15.49	204	1.44		1.44		6.47
(.80)	—	(.80)	10.36	(.10)	264	1.44		1.44		6.82
(.74)	—	(.74)	11.13	15.86	452	1.46		1.46		7.50
(.81)	—	(.81)	10.29	13.18	550	1.56		1.55		8.93
(.85)	(.02)	(.87)	10.01	(12.55)	557	1.47		1.44		7.37
(.34)	—	(.34)	11.46	5.57	1,468	1.48	[6]	1.48	[6]	5.74	[6]
(.74)	—	(.74)	11.18	15.43	1,418	1.48		1.48		6.38
(.79)	—	(.79)	10.36	(.15)	1,229	1.48		1.48		6.76
(.74)	—	(.74)	11.13	15.80	1,337	1.51		1.51		7.44
(.81)	—	(.81)	10.29	13.15	1,213	1.58		1.57		8.74
(.84)	(.02)	(.86)	10.01	(12.59)	890	1.52		1.48		7.32
(.38)	—	(.38)	11.46	5.96	1,507	.72	[6]	.72	[6]	6.51	[6]
(.82)	—	(.82)	11.18	16.32	1,584	.71		.71		7.14
(.88)	—	(.88)	10.36	.62	1,264	.72		.72		7.52
(.82)	—	(.82)	11.13	16.69	1,457	.74		.74		8.21
(.88)	—	(.88)	10.29	14.02	1,482	.81		.80		9.54
(.93)	(.02)	(.95)	10.01	(11.90)	1,204	.74		.70		8.09
(.39)	—	(.39)	11.46	6.09	1,024	.46	[6]	.46	[6]	6.77	[6]
(.85)	—	(.85)	11.18	16.62	903	.46		.46		7.37
(.91)	—	(.91)	10.36	.88	568	.46		.46		7.77
(.85)	—	(.85)	11.13	16.98	511	.48		.48		8.44
(.90)	—	(.90)	10.29	14.32	341	.53		.53		8.99
(.14)	—	(.14)	10.01	(7.84)	13	.08		.07		1.34
(.38)	—	(.38)	11.46	5.94	367	.76	[6]	.76	[6]	6.46	[6]
(.82)	—	(.82)	11.18	16.26	341	.77		.77		7.08
(.88)	—	(.88)	10.36	.59	261	.74		.74		7.50
(.82)	—	(.82)	11.13	16.66	230	.76		.76		8.18
(.87)	—	(.87)	10.29	13.99	172	.84		.83		9.50
(.93)	(.02)	(.95)	10.01	(11.91)	120	.74		.71		8.11
(.33)	—	(.33)	11.46	5.53	11	1.56	[6]	1.56	[6]	5.68	[6]
(.73)	—	(.73)	11.18	15.34	13	1.57		1.57		6.32
(.78)	—	(.78)	10.36	(.22)	16	1.55		1.55		6.70
(.73)	—	(.73)	11.13	15.74	23	1.56		1.56		7.39
(.80)	—	(.80)	10.29	13.08	22	1.65		1.64		8.76
(.84)	(.02)	(.86)	10.01	(12.64)	18	1.58		1.55		7.26
(.33)	—	(.33)	11.46	5.54	137	1.55	[6]	1.55	[6]	5.67	[6]
(.73)	—	(.73)	11.18	15.35	128	1.56		1.56		6.29
(.79)	—	(.79)	10.36	(.21)	101	1.54		1.54		6.70
(.73)	—	(.73)	11.13	15.75	91	1.56		1.56		7.39
(.80)	—	(.80)	10.29	13.08	68	1.64		1.63		8.71
(.84)	(.02)	(.86)	10.01	(12.64)	49	1.57		1.54		7.27

See page 32 for footnotes.

American High-Income Trust	29

Financial highlights (continued)

			Income (loss) from investment operations[1]
		Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from Investment Operations
Class 529-E:	Six months ended 3/31/2013[4,5]	$11.18	$.35	$.29	$.64
	Year ended 9/30/2012	10.36	.75	.86	1.61
	Year ended 9/30/2011	11.13	.81	(.74)	.07
	Year ended 9/30/2010	10.29	.85	.78	1.63
	Year ended 9/30/2009	10.01	.80	.33	1.13
	Year ended 9/30/2008	12.35	.90	(2.32)	(1.42)
Class 529-F-1:	Six months ended 3/31/2013[4,5]	11.18	.38	.29	.67
	Year ended 9/30/2012	10.36	.80	.86	1.66
	Year ended 9/30/2011	11.13	.87	(.74)	.13
	Year ended 9/30/2010	10.29	.90	.78	1.68
	Year ended 9/30/2009	10.01	.84	.33	1.17
	Year ended 9/30/2008	12.35	.95	(2.32)	(1.37)
Class R-1:	Six months ended 3/31/2013[4,5]	11.18	.33	.29	.62
	Year ended 9/30/2012	10.36	.70	.86	1.56
	Year ended 9/30/2011	11.13	.76	(.74)	.02
	Year ended 9/30/2010	10.29	.79	.78	1.57
	Year ended 9/30/2009	10.01	.75	.33	1.08
	Year ended 9/30/2008	12.35	.84	(2.32)	(1.48)
Class R-2:	Six months ended 3/31/2013[4,5]	11.18	.33	.29	.62
	Year ended 9/30/2012	10.36	.69	.86	1.55
	Year ended 9/30/2011	11.13	.76	(.74)	.02
	Year ended 9/30/2010	10.29	.80	.78	1.58
	Year ended 9/30/2009	10.01	.76	.33	1.09
	Year ended 9/30/2008	12.35	.84	(2.32)	(1.48)
Class R-3:	Six months ended 3/31/2013[4,5]	11.18	.35	.29	.64
	Year ended 9/30/2012	10.36	.75	.86	1.61
	Year ended 9/30/2011	11.13	.81	(.74)	.07
	Year ended 9/30/2010	10.29	.85	.78	1.63
	Year ended 9/30/2009	10.01	.80	.33	1.13
	Year ended 9/30/2008	12.35	.89	(2.32)	(1.43)
Class R-4:	Six months ended 3/31/2013[4,5]	11.18	.37	.29	.66
	Year ended 9/30/2012	10.36	.78	.86	1.64
	Year ended 9/30/2011	11.13	.85	(.74)	.11
	Year ended 9/30/2010	10.29	.88	.78	1.66
	Year ended 9/30/2009	10.01	.83	.33	1.16
	Year ended 9/30/2008	12.35	.93	(2.32)	(1.39)
Class R-5:	Six months ended 3/31/2013[4,5]	11.18	.39	.29	.68
	Year ended 9/30/2012	10.36	.81	.86	1.67
	Year ended 9/30/2011	11.13	.88	(.74)	.14
	Year ended 9/30/2010	10.29	.91	.78	1.69
	Year ended 9/30/2009	10.01	.85	.33	1.18
	Year ended 9/30/2008	12.35	.96	(2.32)	(1.36)
Class R-6:	Six months ended 3/31/2013[4,5]	11.18	.39	.29	.68
	Year ended 9/30/2012	10.36	.82	.86	1.68
	Year ended 9/30/2011	11.13	.89	(.74)	.15
	Year ended 9/30/2010	10.29	.92	.78	1.70
	Period from 5/1/2009 to 9/30/2009[4]	8.47	.33	1.83	2.16

30	American High-Income Trust

Dividends and distributions						Ratio of		Ratio of
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)	expenses to average net assets before reimbursements/ waivers		expenses to average net assets after reimbursements/ waivers[3]		Ratio of net income to average net assets[3]
$(.36)	$—	$(.36)	$11.46	5.82%	$20	1.00%[6]		1.00%[6]		6.22%[6]
(.79)	—	(.79)	11.18	15.97	19	1.02		1.02		6.83
(.84)	—	(.84)	10.36	.31	15	1.02		1.02		7.22
(.79)	—	(.79)	11.13	16.34	12	1.04		1.04		7.90
(.85)	—	(.85)	10.29	13.66	9	1.13		1.12		9.23
(.90)	(.02)	(.92)	10.01	(12.18)	7	1.06		1.02		7.79
(.39)	—	(.39)	11.46	6.05	23	.54	[6]	.54	[6]	6.67	[6]
(.84)	—	(.84)	11.18	16.50	20	.56		.56		7.28
(.90)	—	(.90)	10.36	.80	14	.53		.53		7.70
(.84)	—	(.84)	11.13	16.91	11	.55		.55		8.40
(.89)	—	(.89)	10.29	14.23	7	.63		.62		9.72
(.95)	(.02)	(.97)	10.01	(11.74)	6	.56		.52		8.29
(.34)	—	(.34)	11.46	5.57	27	1.47	[6]	1.47	[6]	5.75	[6]
(.74)	—	(.74)	11.18	15.42	25	1.50		1.50		6.36
(.79)	—	(.79)	10.36	(.17)	20	1.50		1.50		6.74
(.73)	—	(.73)	11.13	15.78	23	1.53		1.53		7.41
(.80)	—	(.80)	10.29	13.08	18	1.64		1.63		8.65
(.84)	(.02)	(.86)	10.01	(12.62)	12	1.55		1.52		7.29
(.34)	—	(.34)	11.46	5.58	243	1.46	[6]	1.46	[6]	5.76	[6]
(.73)	—	(.73)	11.18	15.38	232	1.54		1.54		6.32
(.79)	—	(.79)	10.36	(.15)	200	1.53		1.48		6.76
(.74)	—	(.74)	11.13	15.80	209	1.58		1.51		7.44
(.81)	—	(.81)	10.29	13.17	170	1.79		1.56		8.81
(.84)	(.02)	(.86)	10.01	(12.58)	128	1.70		1.48		7.34
(.36)	—	(.36)	11.46	5.81	339	1.01	[6]	1.01	[6]	6.22	[6]
(.79)	—	(.79)	11.18	15.96	352	1.03		1.03		6.84
(.84)	—	(.84)	10.36	.31	266	1.02		1.02		7.22
(.79)	—	(.79)	11.13	16.33	316	1.05		1.05		7.90
(.85)	—	(.85)	10.29	13.66	272	1.13		1.12		9.20
(.89)	(.02)	(.91)	10.01	(12.20)	185	1.07		1.04		7.77
(.38)	—	(.38)	11.46	5.97	241	.70	[6]	.70	[6]	6.53	[6]
(.82)	—	(.82)	11.18	16.32	232	.72		.72		7.16
(.88)	—	(.88)	10.36	.61	208	.72		.72		7.52
(.82)	—	(.82)	11.13	16.68	213	.75		.75		8.19
(.88)	—	(.88)	10.29	14.02	172	.81		.80		9.56
(.93)	(.02)	(.95)	10.01	(11.93)	125	.77		.73		8.08
(.40)	—	(.40)	11.46	6.12	310	.40	[6]	.40	[6]	6.82	[6]
(.85)	—	(.85)	11.18	16.67	290	.41		.41		7.44
(.91)	—	(.91)	10.36	.91	224	.42		.42		7.82
(.85)	—	(.85)	11.13	17.03	232	.44		.44		8.50
(.90)	—	(.90)	10.29	14.37	202	.51		.50		9.88
(.96)	(.02)	(.98)	10.01	(11.65)	140	.45		.42		8.40
(.40)	—	(.40)	11.46	6.15	355	.35	[6]	.35	[6]	6.85	[6]
(.86)	—	(.86)	11.18	16.72	226	.36		.36		7.44
(.92)	—	(.92)	10.36	.96	104	.37		.37		7.86
(.86)	—	(.86)	11.13	17.09	89	.39		.39		8.56
(.34)	—	(.34)	10.29	25.96	49	.18		.18		3.55

See page 32 for footnotes.

American High-Income Trust	31

Financial highlights (continued)

	Six months ended	Year ended September 30
	March 31, 2013[4,5]	2012	2011	2010	2009	2008
Portfolio turnover rate for all share classes	29%	38%	51%	47%	43%	35%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund’s transfer agent fees for certain retirement plan share classes.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Unaudited.
[6]	Annualized.

See Notes to Financial Statements

32	American High-Income Trust

Expense example	unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (October 1, 2012, through March 31, 2013).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American High-Income Trust	33

	Beginning account value 10/1/2012	Ending account value 3/31/2013	Expenses paid during period*	Annualized expense ratio
Class A — actual return	$1,000.00	$1,059.88	$3.44	.67%
Class A — assumed 5% return	1,000.00	1,021.59	3.38	.67
Class B — actual return	1,000.00	1,055.94	7.33	1.43
Class B — assumed 5% return	1,000.00	1,017.80	7.19	1.43
Class C — actual return	1,000.00	1,055.73	7.59	1.48
Class C — assumed 5% return	1,000.00	1,017.55	7.44	1.48
Class F-1 — actual return	1,000.00	1,059.61	3.70	.72
Class F-1 — assumed 5% return	1,000.00	1,021.34	3.63	.72
Class F-2 — actual return	1,000.00	1,060.93	2.36	.46
Class F-2 — assumed 5% return	1,000.00	1,022.64	2.32	.46
Class 529-A — actual return	1,000.00	1,059.40	3.90	.76
Class 529-A — assumed 5% return	1,000.00	1,021.14	3.83	.76
Class 529-B — actual return	1,000.00	1,055.32	7.99	1.56
Class 529-B — assumed 5% return	1,000.00	1,017.15	7.85	1.56
Class 529-C — actual return	1,000.00	1,055.36	7.94	1.55
Class 529-C — assumed 5% return	1,000.00	1,017.20	7.80	1.55
Class 529-E — actual return	1,000.00	1,058.17	5.13	1.00
Class 529-E — assumed 5% return	1,000.00	1,019.95	5.04	1.00
Class 529-F-1 — actual return	1,000.00	1,060.51	2.77	.54
Class 529-F-1 — assumed 5% return	1,000.00	1,022.24	2.72	.54
Class R-1 — actual return	1,000.00	1,055.74	7.53	1.47
Class R-1 — assumed 5% return	1,000.00	1,017.60	7.39	1.47
Class R-2 — actual return	1,000.00	1,055.83	7.48	1.46
Class R-2 — assumed 5% return	1,000.00	1,017.65	7.34	1.46
Class R-3 — actual return	1,000.00	1,058.15	5.18	1.01
Class R-3 — assumed 5% return	1,000.00	1,019.90	5.09	1.01
Class R-4 — actual return	1,000.00	1,059.71	3.59	.70
Class R-4 — assumed 5% return	1,000.00	1,021.44	3.53	.70
Class R-5 — actual return	1,000.00	1,061.22	2.06	.40
Class R-5 — assumed 5% return	1,000.00	1,022.94	2.02	.40
Class R-6 — actual return	1,000.00	1,061.49	1.80	.35
Class R-6 — assumed 5% return	1,000.00	1,023.19	1.77	.35

*	The “expenses paid during period” are equals to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

34	American High-Income Trust

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through March 31, 2014. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objectives of providing a high level of current income and, secondarily, capital appreciation. They compared the fund’s total returns with those of other relevant funds (including the other funds that are the basis of the Lipper index for the category in which the fund is included) and market data such as relevant market indexes, in each case as available at the time of the related board and committee meetings. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee concluded that the fund’s long-term results have been satisfactory and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

American High-Income Trust	35

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses remain significantly below those of most other relevant funds. The board and the committee also noted the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the advisory fees paid by clients of an affiliate of CRMC. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational and regulatory differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability to the reported results of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

36	American High-Income Trust

Offices

Offices of the fund and of the investment adviser

Capital Research and

Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

6455 Irvine Center Drive

Irvine, CA 92618

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank

270 Park Avenue

New York, NY 10017-2070

Counsel

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, CA 90071-3106

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive

Suite 1200

Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete March 31, 2013, portfolio of American High-Income Trust’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

American High-Income Trust files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American High-Income Trust, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2013, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds Advantage

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 25 years of investment experience, including 20 years at our company, reflecting a career commitment to our long-term approach.1

The Capital SystemSM

Our investment process, The Capital System, combines individual accountability with teamwork. Each fund is divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record

Our equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 58% of 10-year periods and 63% of 20-year periods.2 Our fund management fees have been among the lowest in the industry.3

[1]	Portfolio manager experience as of December 31, 2012.
[2]	Based on Class A share results for rolling periods through December 31, 2012. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date.
[3]	Based on management fees for the 20-year period ended December 31, 2012, versus comparable Lipper categories, excluding funds of funds.

American Funds span a range of investment objectives
■	Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®
■	Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income Fund®
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM
■	Equity-income funds
Capital Income Builder®
The Income Fund of America®
■	Balanced funds
American Balanced Fund®
American Funds Global Balanced FundSM
■	Bond funds
American Funds Mortgage Fund®
American High-Income Trust®
The Bond Fund of America®
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of America®
U.S. Government Securities Fund®
■	Tax-exempt bond funds
American Funds Short-Term Tax-Exempt Bond Fund®
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of America®
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
American Funds Tax-Exempt Fund of New York®
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®
■	Money market fund
American Funds Money Market Fund®
■	American Funds Portfolio SeriesSM
American Funds Global Growth PortfolioSM
American Funds Growth PortfolioSM
American Funds Growth and Income PortfolioSM
American Funds Balanced PortfolioSM
American Funds Income PortfolioSM
American Funds Tax-Advantaged Income PortfolioSM
American Funds Preservation PortfolioSM
American Funds Tax-Exempt Preservation PortfolioSM
■	American Funds Target Date Retirement Series®
■	American Funds College Target Date SeriesSM

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

American High-Income Trust® Investment portfolio March 31, 2013 unaudited

Bonds, notes & other debt instruments 91.44%
Corporate bonds, notes & loans 84.64%	Principal amount	Value
Consumer discretionary 15.57%	(000)	(000)

MGM Resorts International 6.75% 2013	$ 2,500	$ 2,500
MGM Resorts International 5.875% 2014	44,560	46,537
MGM Resorts International 6.625% 2015	22,975	25,043
MGM Resorts International 6.875% 2016	12,000	13,110
MGM Resorts International 7.50% 2016	36,400	40,495
MGM Resorts International 8.625% 2019	27,205	31,830
MGM Resorts International 6.75% 2020[1]	38,125	40,508
MGM Resorts International 6.625% 2021	35,550	37,327
MGM Resorts International 7.75% 2022	23,200	25,868
Boyd Gaming Corp. 6.75% 2014	31,675	31,695
Boyd Gaming Corp. 7.125% 2016	35,465	35,864
Boyd Gaming Corp. 9.125% 2018	82,070	87,456
Boyd Gaming Corp. 9.00% 2020[1]	64,950	67,873
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.25% 2017	70,900	76,661
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.875% 2018	40,425	43,103
CCO Holdings LLC and CCO Holdings Capital Corp. 7.00% 2019	10,000	10,825
CCO Holdings LLC and CCO Holdings Capital Corp. 7.375% 2020	23,000	25,616
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.125% 2020	28,175	31,626
EchoStar DBS Corp 7.75% 2015	5,000	5,575
EchoStar DBS Corp 7.125% 2016	7,000	7,814
DISH DBS Corp. 4.625% 2017	95,950	100,028
DISH DBS Corp. 7.875% 2019	3,550	4,224
DISH DBS Corp. 6.75% 2021	43,490	48,546
DISH DBS Corp. 5.875% 2022	10,775	11,354
DISH DBS Corp. 5.00% 2023[1]	5,000	4,944
Virgin Media Secured Finance PLC 6.50% 2018	7,325	7,838
Virgin Media Finance PLC 8.375% 2019[1]	57,435	64,471
Virgin Media Secured Finance PLC 5.25% 2021	29,225	30,671
Virgin Media Secured Finance PLC 5.375% 2021[1]	32,745	34,219
Virgin Media Finance PLC 4.875% 2022	20,250	20,604
CityCenter Holdings, LLC and CityCenter Finance Corp. 7.625% 2016	75,500	81,446
CityCenter Holdings, LLC and CityCenter Finance Corp. 10.75% 2017[2]	37,745	42,039
Caesars Entertainment Operating Co. 11.25% 2017	34,295	36,653
Caesars Entertainment Operating Co. 9.00% 2020[1]	51,930	52,514
Caesars Entertainment Operating Co. 9.00% 2020[1]	18,830	19,042
Caesars Entertainment Operating Co. 9.00% 2020[1]	10,900	11,023
Needle Merger Sub Corp. 8.125% 2019[1]	106,855	112,198
Revel Entertainment, Term Loan, 8.50% 2015[3,4,5]	17,194	16,916
Revel Entertainment, Term Loan, 10.00% 2015[3,4,5]	32,500	32,338
Revel Entertainment, Term Loan B, 9.00% 2017[3,4,5,6]	108,437	51,688
Revel AC, Inc. 12.00% 2018[2]	43,088	4,069
Warner Music Group 11.50% 2018	47,650	56,167
Warner Music Group 13.75% 2019	17,725	20,960
Warner Music Group 6.00% 2021[1]	26,100	27,470
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[1]	98,955	103,161
Limited Brands, Inc. 5.25% 2014	703	745
Limited Brands, Inc. 8.50% 2019	9,934	12,244
Limited Brands, Inc. 7.00% 2020	18,233	21,241
Limited Brands, Inc. 6.625% 2021	37,460	42,517
Limited Brands, Inc. 5.625% 2022	22,500	23,963
Univision Communications Inc., Term Loan B, 4.454% 2017[3,4,5]	63,684	64,086
Univision Communications Inc. 8.50% 2021[1]	31,790	34,492
Videotron Ltd. 6.375% 2015	3,720	3,776
Quebecor Media Inc. 7.75% 2016	2,016	2,059
Quebecor Media Inc. 5.75% 2023[1]	87,150	89,329
Toys “R” Us-Delaware, Inc., Term Loan B, 6.00% 2016[3,4,5]	3,071	3,014
Toys “R” Us-Delaware, Inc. 7.375% 2016[1]	32,805	33,748
Toys “R” Us Property Co. II, LLC 8.50% 2017	27,475	29,158
Toys “R” Us Property Co. I, LLC 10.75% 2017	1,725	1,865
Toys “R” Us-Delaware, Inc., Term Loan B2, 5.25% 2018[3,4,5]	14,664	14,041
Toys “R” Us, Inc. 7.375% 2018	6,700	5,946
Neiman Marcus Group, Inc., Term Loan B, 4.00% 2018[3,4,5]	77,945	78,315
J.C. Penney Co., Inc. 5.75% 2018	44,748	38,260
J.C. Penney Co., Inc. 5.65% 2020	31,046	25,264
Mediacom LLC and Mediacom Capital Corp. 9.125% 2019	26,450	29,657
Mediacom LLC and Mediacom Capital Corp. 7.25% 2022	19,300	21,327
Mediacom Broadband LLC and Mediacom Broadband Corp. 6.375% 2023[1]	10,475	10,920
Cinemark USA, Inc. 8.625% 2019	36,250	40,192
Cinemark USA, Inc. 5.125% 2022[1]	20,257	20,460
PETCO Animal Supplies, Inc. 9.25% 2018[1]	53,750	59,528
Royal Caribbean Cruises Ltd. 6.875% 2013	4,000	4,150
Royal Caribbean Cruises Ltd. 11.875% 2015	27,725	34,032
Royal Caribbean Cruises Ltd. 5.25% 2022	20,375	20,732
Burger King Corp 0%/11.00% 2019[1,7]	66,125	57,859
Jaguar Land Rover PLC 7.75% 2018[1]	18,960	20,809
Jaguar Land Rover PLC 8.125% 2021[1]	18,725	21,159
Jaguar Land Rover PLC 5.625% 2023[1]	14,250	14,873
Six Flags Entertainment Corp. 5.25% 2021[1]	53,200	53,399
Michaels Stores, Inc. 7.75% 2018	45,750	50,211
Tousa, Inc. 9.00% 2010[6,8]	22,486	13,559
Tousa, Inc. 9.00% 2010[6,8]	7,325	4,417
Tousa, Inc. 9.25% 2011[1,3,6,8]	36,325	21,904
Laureate Education, Inc. 9.25% 2019[1]	34,800	38,845
Marina District Finance Co., Inc. 9.50% 2015	13,000	13,455
Marina District Finance Co., Inc. 9.875% 2018	21,000	21,735
Mohegan Tribal Gaming Authority 10.50% 2016[1]	19,175	18,983
Mohegan Tribal Gaming Authority 11.00% 2018[1,2,3]	17,875	15,730
Burlington Coat Factory Warehouse Corp., Term Loan B1, 5.50% 2017[3,4,5]	27,656	28,057
Burlington Coat Factory Warehouse Corp. 10.00% 2019	5,250	5,854
DineEquity, Inc. 9.50% 2018	29,275	33,520
Local T.V. Finance LLC 9.25% 2015[1,2,3]	31,914	32,313
Sally Holdings LLC and Sally Capital Inc. 6.875% 2019	21,625	24,058
Sally Holdings LLC and Sally Capital Inc. 5.75% 2022	7,250	7,603
NCL Corp. Ltd. 5.00% 2018[1]	17,350	17,762
NCL Corp. Ltd. 9.50% 2018	7,813	8,868
NBCUniversal Enterprise, Inc. 5.25% (undated)[1]	23,885	24,252
Seneca Gaming Corp. 8.25% 2018[1]	22,450	24,134
Academy Sports 9.25% 2019[1]	21,050	23,839
McGraw-Hill Companies, Inc. 9.75% 2021[1]	19,800	19,701
Netflix, Inc. 5.375% 2021[1]	19,600	19,551
Cumulus Media Holdings Inc. 7.75% 2019	17,315	17,878
Lamar Media Corp. 7.875% 2018	13,525	14,793
Lamar Media Corp. 5.875% 2022	1,500	1,631
McClatchy Co. 9.00% 2022[1]	14,750	16,077
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	15,250	15,993
UPC Germany GmbH 9.625% 2019	€10,800	15,540
Carmike Cinemas, Inc. 7.375% 2019	$ 14,000	15,435
National CineMedia, LLC 6.00% 2022	13,550	14,600
Tower Automotive Holdings 10.625% 2017[1]	12,953	14,507
Dynacast International LLC 9.25% 2019	12,200	13,420
LBI Media, Inc. 8.50% 2017[1]	16,443	5,180
LBI Media, Inc. 13.50% 2020[1,2,3]	10,447	4,385
Seminole Tribe of Florida 7.804% 2020[1,4]	7,640	8,366
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.00% 2018[2,3]	7,174	5,883
Tenneco Inc. 6.875% 2020	4,300	4,746
MDC Partners Inc. 6.75% 2020[1]	4,000	4,060
Tempur-Pedic International Inc. (USA) 6.875% 2020[1]	3,500	3,754
Grupo Televisa, SAB 6.625% 2040	2,500	3,074
Automotores Gildemeister SA 6.75% 2023[1]	1,875	1,971
Allison Transmission Holdings, Inc., Term Loan B2, 3.21% 2017[3,4,5]	1,207	1,213
CSC Holdings, Inc. 8.625% 2019	900	1,084
Time Warner Cable Inc. 7.50% 2014	750	800
Cox Communications, Inc. 5.45% 2014	124	134
		3,267,944
Telecommunication services 13.78%

Sprint Nextel Corp. 6.00% 2016	20,000	21,750
Sprint Nextel Corp. 8.375% 2017	83,450	97,532
Sprint Nextel Corp. 9.125% 2017	40,250	47,797
Sprint Nextel Corp. 9.00% 2018[1]	31,150	38,587
Sprint Capital Corp. 6.90% 2019	5,000	5,513
Sprint Nextel Corp. 7.00% 2020	112,925	124,782
Sprint Nextel Corp. 11.50% 2021	44,405	62,334
Sprint Nextel Corp. 6.00% 2022	44,500	45,946
Sprint Capital Corp. 8.75% 2032	4,800	5,748
Frontier Communications Corp. 8.125% 2018	17,151	19,638
Frontier Communications Corp. 8.50% 2020	72,760	82,765
Frontier Communications Corp. 9.25% 2021	55,510	63,975
Frontier Communications Corp. 8.75% 2022	26,632	29,761
Frontier Communications Corp. 7.125% 2023	103,375	105,055
Frontier Communications Corp. 7.625% 2024	91,925	94,798
Cricket Communications, Inc. 7.75% 2016	163,265	170,612
Leap Wireless International, Inc., Term Loan C, 0.50% 2020[3,4,5]	175,750	177,096
Cricket Communications, Inc. 7.75% 2020	47,450	47,569
Clearwire Communications and Clearwire Finance, Inc., Series B, 12.00% 2015[1]	123,930	133,922
Clearwire Communications and Clearwire Finance, Inc., Series A, 12.00% 2015[1]	81,140	87,682
Clearwire Communications and Clearwire Finance, Inc. 14.75% 2016[1]	16,600	23,323
Clearwire Communications and Clearwire Finance, Inc. 12.00% 2017[1]	86,930	102,143
Wind Acquisition SA 11.75% 2017[1]	140,330	149,451
Wind Acquisition SA 11.75% 2017	€51,090	69,411
Wind Acquisition SA 7.25% 2018[1]	$39,780	41,620
Wind Acquisition SA 7.25% 2018[1]	25,680	26,803
Wind Acquisition SA 7.375% 2018	€21,915	29,107

MetroPCS Wireless, Inc. 6.25% 2021[1]	124,975	127,631
MetroPCS Wireless, Inc. 6.625% 2023[1]	124,900	127,866
Digicel Group Ltd. 12.00% 2014[1]	61,825	65,689
Digicel Group Ltd. 12.00% 2014	600	637
Digicel Group Ltd. 10.50% 2018[1]	10,450	11,730
Digicel Group Ltd. 8.25% 2020[1]	46,600	49,629
Digicel Group Ltd. 6.00% 2021[1]	91,950	91,720
LightSquared, Term Loan B, 12.00% 2014[2,4,5,6]	144,713	136,302
Vodafone Group PLC, Term Loan B, 6.875% 2015[2,4,5]	60,050	62,002
Vodafone Group PLC, Term Loan B, 6.25% 2016[2,4,5]	35,190	36,070
Trilogy International Partners, LLC, 10.25% 2016[1]	92,240	90,856
NII Capital Corp. 10.00% 2016	13,000	11,732
NII Capital Corp. 8.875% 2019	33,776	25,585
NII Capital Corp. 7.625% 2021	42,441	30,770
CenturyLink Inc. 5.625% 2020	37,325	38,239
América Móvil, SAB de CV 5.00% 2020	4,350	4,917
América Móvil, SAB de CV 6.45% 2022	MXN159,000	13,618
América Móvil, SAB de CV 8.46% 2036	65,000	6,055
Level 3 Communications, Inc. 8.125% 2019	$ 4,900	5,414
Level 3 Communications, Inc. 11.875% 2019	15,525	18,281
SBA Communications Corp. 5.75% 2020[1]	13,325	13,908
tw telecom holdings inc. 5.375% 2022	8,600	9,008
Syniverse Holdings, Inc. 9.125% 2019	4,600	5,071
Telefónica Emisiones, SAU 6.421% 2016	3,025	3,363
Crown Castle International Corp. 7.125% 2019	1,000	1,097
		2,891,910
Industrials 10.36%

Ply Gem Industries, Inc. 9.375% 2017	11,900	13,149
Ply Gem Industries, Inc. 8.25% 2018	136,055	148,810
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	144,817	155,316
CEVA Group PLC 11.625% 2016[1]	25,205	26,339
CEVA Group PLC 8.375% 2017[1]	42,425	43,910
CEVA Group PLC 11.50% 2018[1,8]	43,382	30,795
CEVA Group PLC 12.75% 2020[1,8]	119,290	53,891
DAE Aviation Holdings, Inc. 11.25% 2015[1]	75,092	77,439
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B, 6.25% 2018[3,4,5]	34,916	35,287
DAE Aviation Holdings, Inc., Term Loan B2, 6.25% 2018[3,4,5]	15,829	15,997
Nortek Inc. 10.00% 2018	47,735	53,702
Nortek Inc. 8.50% 2021	63,600	70,914
US Investigations Services, Inc., Term Loan B, 3.204% 2015[3,4,5]	8,907	8,740
US Investigations Services, Inc., Term Loan D, 7.75% 2015[3,4,5]	48,540	48,874
US Investigations Services, Inc. 10.50% 2015[1]	48,330	43,255
US Investigations Services, Inc. 11.75% 2016[1]	20,350	14,448
BE Aerospace, Inc. 5.25% 2022	103,270	107,014
Euramax International, Inc. 9.50% 2016	85,615	84,331
General Electric Capital Corp., Series B, junior subordinated 6.25% (undated)[3]	51,600	56,783
General Electric Capital Corp., Series A, junior subordinated 7.125% (undated)[3]	23,500	27,400
Navios Maritime Acquisition Corporation and Navios Acquisition Finance (US) Inc. 8.625% 2017	37,540	37,517
Navios Maritime Holdings Inc. 8.875% 2017	5,770	5,921
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	37,270	33,916
Navios Logistics Finance (US) Inc. 9.25% 2019	3,225	3,483
ARAMARK Corp. 8.50% 2015	16,875	16,896
ARAMARK Corp. 8.625% 2016[1,2,3]	17,800	18,112
ARAMARK Corp., Term Loan D, 4.00% 2019[3,4,5]	26,000	26,313
ARAMARK Corp. 5.75% 2020[1]	12,500	12,844
TransDigm Inc. 7.75% 2018	36,445	40,181
TransDigm Inc. 5.50% 2020[1]	31,700	33,206
R.R. Donnelley & Sons Co. 7.25% 2018	13,445	14,201
R.R. Donnelley & Sons Co. 7.875% 2021	54,910	57,518
Esterline Technologies Corp. 6.625% 2017	14,442	14,776
Esterline Technologies Corp. 7.00% 2020	42,860	47,521
United Rentals, Inc. 7.375% 2020	11,625	12,962
United Rentals, Inc. 7.625% 2022	31,725	35,611
United Rentals, Inc. 6.125% 2023	9,250	9,944
RBS Global, Inc. and Rexnord LLC 8.50% 2018	46,600	51,318
HD Supply, Inc. 11.50% 2020	42,740	50,754
TRAC Intermodal 11.00% 2019[1]	47,275	50,702
Brunswick Rail Finance Ltd. 6.50% 2017[1]	31,635	33,461
Brunswick Rail Finance Ltd. 6.50% 2017	15,945	16,865
Watco Companies 6.375% 2023[1]	47,865	49,480
Beechcraft Holdings, LLC., Term Loan, 5.75% 2020[3,4,5]	47,400	47,696
JELD-WEN Escrow Corp. 12.25% 2017[1]	35,250	41,595
United Air Lines, 1991 Equipment Trust Certificates, Series A, 10.11% 2006[4,6,8]	1,135	—
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 2017[4]	2,370	2,524
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[4]	2,795	2,868
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[4]	1,487	1,552
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[4]	3,634	3,973
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[4]	786	842
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[4]	2,787	3,076
Continental Airlines, Inc., Series 2003-ERJ3, Class A, 7.875% 2020[4]	8,714	9,253
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[1,4]	3,206	3,238
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[4]	4,544	4,981
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[4]	2,440	2,787
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[4]	279	324
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[4]	5,081	5,468
Northwest Airlines, Inc., Term Loan B, 3.79% 2013[3,4,5]	4,706	4,647
Delta Air Lines, Inc., Series 2010-B, Class 2-B, 6.75% 2017[1,4]	7,650	8,090
Northwest Airlines, Inc., Term Loan A, 2.04% 2018[3,4,5]	8,223	7,730
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[4]	10,441	11,654
Iron Mountain Inc. 5.75% 2024	28,750	28,858
Hertz Corp. 4.25% 2018[1]	10,000	10,238
HDTFS Inc. 5.875% 2020	2,925	3,101
HDTFS Inc. 6.25% 2022	10,300	11,227
BakerCorp International, Inc. 8.25% 2019	23,400	24,219
Nielsen Finance LLC and Nielsen Finance Co. 11.625% 2014	2,557	2,768
Nielsen Finance LLC and Nielsen Finance Co. 7.75% 2018	9,700	10,816
Nielsen Finance LLC and Nielsen Finance Co. 4.50% 2020[1]	10,070	10,108
Odebrecht Finance Ltd 5.125% 2022[1]	6,590	6,946
Odebrecht Finance Ltd 6.00% 2023[1]	2,673	3,007
Odebrecht Finance Ltd 7.125% 2042[1]	7,375	8,389
Florida East Coast Railway Corp. 8.125% 2017	14,645	15,780
CNH Capital LLC 3.875% 2015	14,750	15,193
GenCorp Inc. 7.125% 2021[1]	12,925	13,701
Milacron LLC 7.75% 2021[1]	10,275	10,673
ADS Waste Escrow 8.25% 2020[1]	9,425	10,203
RZD Capital Ltd. 8.30% 2019	RUB289,500	9,610
ENA Norte Trust 4.95% 2028[1,4]	8,274	8,656
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.204% 2014[3,4,5]	3,590	1,958
Hawker Beechcraft Acquisition Co., LLC 8.50% 2015[6]	8,045	764
Hawker Beechcraft Acquisition Co., LLC 8.875% 2015[2,6]	57,450	5,458
GOL Linhas Aéreas Inteligentes SA 10.75% 2023[1]	5,450	5,314
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[1]	4,050	4,334
		2,173,515
Financials 9.69%

Realogy Corp., Letter of Credit, 4.50% 2016[3,4,5]	8,238	8,238
Realogy Corp. 7.875% 2019[1]	143,060	157,366
Realogy Corp., Term Loan B, 4.50% 2020[3,4,5]	108,432	110,092
Realogy Corp. 7.625% 2020[1]	3,000	3,398
Realogy Corp. 9.00% 2020[1]	87,735	102,431
CIT Group Inc., Series C, 4.75% 2015[1]	133,800	140,490
CIT Group Inc. 4.25% 2017	31,500	33,075
CIT Group Inc. 5.00% 2017	94,495	101,818
CIT Group Inc., Series C, 5.50% 2019[1]	12,350	13,616
iStar Financial Inc., Term Loan B, 4.50% 2017[3,4,5]	106,857	108,126
iStar Financial Inc., Series B, 9.00% 2017	55,740	62,568
International Lease Finance Corp. 4.875% 2015	80,035	84,237
International Lease Finance Corp. 8.625% 2015	5,000	5,706
International Lease Finance Corp. 8.75% 2017	10,000	11,813
International Lease Finance Corp. 4.625% 2021	10,000	9,994
Citigroup Inc., Series B, junior subordinated 5.90% (undated)[3]	37,000	38,628
Citigroup Inc., Series A, junior subordinated 5.95% (undated)[3]	60,875	63,234
Crescent Resources 10.25% 2017[1]	88,170	96,987
Liberty Mutual Group Inc. 6.50% 2035[1]	18,000	20,354
Liberty Mutual Group Inc., Series B, 7.00% 2067[1,3]	11,185	11,576
Liberty Mutual Group Inc., Series A, 7.80% 2087[1,3]	52,323	61,218
Springleaf Finance Corp., Term Loan B, 5.50% 2017[3,4,5]	49,290	49,698
Springleaf Finance Corp., Series J, 6.90% 2017	40,000	40,550
HBOS PLC 6.75% 2018[1]	26,925	30,074
LBG Capital No.1 PLC, Series 2, 7.875% 2020[1]	29,490	32,410
HBOS PLC 6.00% 2033[1]	17,781	17,181
MetLife Capital Trust IV, junior subordinated 7.875% 2067[1,3]	14,950	18,874
MetLife Capital Trust X, junior subordinated 9.25% 2068[1,3]	18,500	25,900
MetLife Inc., junior subordinated 10.75% 2069[3]	7,000	10,903
FelCor Lodging Trust Inc. 5.625% 2023[1]	54,442	55,599
Royal Bank of Scotland Group PLC 4.70% 2018	16,190	16,324
RBS Capital Trust II 6.425% noncumulative trust (undated)[3]	9,780	8,680
Royal Bank of Scotland Group PLC, junior subordinated 6.99% (undated)[1,3,6]	26,961	26,017
Developers Diversified Realty Corp. 9.625% 2016	20,326	24,792
Developers Diversified Realty Corp. 7.50% 2017	9,940	11,831
Developers Diversified Realty Corp. 7.875% 2020	6,040	7,695
Hospitality Properties Trust 6.30% 2016	5,940	6,604
Hospitality Properties Trust 5.625% 2017	8,870	9,759
Hospitality Properties Trust 6.70% 2018	9,595	11,003
Hospitality Properties Trust 5.00% 2022	10,000	10,682
Host Hotels & Resorts LP 5.875% 2019	16,100	17,770
Host Hotels & Resorts LP 6.00% 2020	4,000	4,450
Host Hotels & Resorts LP 6.00% 2021	12,020	13,958
Prologis, Inc. 7.625% 2014	3,000	3,244
Prologis, Inc. 6.25% 2017	2,750	3,182
Prologis, Inc. 6.625% 2018	8,570	10,322
Prologis, Inc. 7.375% 2019	7,120	8,932
Prologis, Inc. 6.875% 2020	6,580	8,092
Catlin Insurance Ltd., junior subordinated 7.249% (undated)[1,3]	30,275	31,335
American Tower Corp. 7.00% 2017	21,825	25,989
American Tower Corp. 7.25% 2019	3,700	4,589
Synovus Financial Corp. 5.125% 2017	21,493	21,654
Synovus Financial Corp. 7.875% 2019	7,585	8,647
Lazard Group LLC 7.125% 2015	22,000	24,348
Ford Motor Credit Co. 8.70% 2014	1,000	1,110
Ford Motor Credit Co. 5.625% 2015	1,000	1,091
Ford Motor Credit Co. 7.00% 2015	3,000	3,318
Ford Motor Credit Co. 8.00% 2016	7,000	8,411
Ford Motor Credit Co. 4.25% 2017	6,000	6,429
Ford Motor Credit Co. 6.625% 2017	2,600	3,036
AXA SA, junior subordinated 6.463% (undated)[1,3]	16,244	16,203
Genworth Financial, Inc., junior subordinated 6.15% 2066[3]	17,500	16,078
Unum Group 7.125% 2016	12,425	14,665
Unum Group 5.625% 2020	1,155	1,341
BBVA Bancomer SA 4.50% 2016[1]	2,100	2,242
BBVA Bancomer SA, junior subordinated 7.25% 2020[1]	1,700	1,938
BBVA Bancomer SA 6.50% 2021[1]	9,805	11,178
NASDAQ OMX Group, Inc. 5.25% 2018	12,250	13,435
BNP Paribas, junior subordinated 7.195% (undated)[1,3]	10,000	10,350
Bank of Ireland 10.00% 2022	€7,000	9,892
Barclays Bank PLC, junior subordinated 6.86% (undated)[1,3]	$9,000	9,562
HSBK (Europe) BV 7.25% 2021[1]	8,545	9,099
QBE Capital Funding III LP 7.25% 2041[1,3]	7,650	8,045
Zions Bancorporation 6.00% 2015	7,310	7,709
Ryman Hospitality Properties, Inc. 5.00% 2021[1]	6,400	6,432
VEB Finance Ltd. 6.902% 2020[1]	4,950	5,773
Banco de Crédito del Perú 5.375% 2020[1]	5,000	5,500
Bank of India, 3.625% 2018[1]	5,400	5,428
Banco Mercantil del Norte SA, junior subordinated 6.862% 2021[1,3]	2,000	2,140
Banco Mercantil del Norte SA, junior subordinated 6.862% 2021[3]	745	797
Allstate Corp., Series B, junior subordinated 6.125% 2067[3]	2,530	2,710
Banco del Estado de Chile 4.125% 2020[1]	2,500	2,690
Banco Votorantim SA 6.25% 2016[9]	BRL7,310,480	1,144
Development Bank of Kazakhstan 5.50% 2015[1]	$ 458	495
		2,034,294
Materials 9.03%

Reynolds Group Inc. 8.50% 2018	3,725	3,934
Reynolds Group Inc. 7.125% 2019	5,700	6,149
Reynolds Group Inc. 7.875% 2019	12,410	13,744
Reynolds Group Inc. 9.875% 2019	61,860	67,969
Reynolds Group Inc. 5.75% 2020	176,500	180,251
Inmet Mining Corp. 8.75% 2020[1]	136,930	151,992
Inmet Mining Corp. 7.50% 2021[1]	70,630	76,634
ArcelorMittal 5.00% 2017[3]	34,000	35,625
ArcelorMittal 10.35% 2019[3]	2,000	2,530
ArcelorMittal 6.00% 2021[3]	38,292	40,345
ArcelorMittal 6.75% 2022[3]	41,190	45,119
ArcelorMittal 7.25% 2041[3]	66,785	66,736
FMG Resources 6.375% 2016[1]	3,000	3,101
FMG Resources 6.00% 2017[1]	61,010	62,993
FMG Resources 6.875% 2018[1]	5,000	5,275
FMG Resources 8.25% 2019[1]	33,275	36,062
JMC Steel Group Inc. 8.25% 2018[1]	94,655	100,808
Ryerson Inc. 9.00% 2017[1]	45,450	49,825
Ryerson Inc. 11.25% 2018[1]	45,025	46,939
CEMEX Finance LLC 9.50% 2016[1]	10,400	11,310
CEMEX Finance LLC 9.50% 2016	6,850	7,449
CEMEX SAB de CV 9.50% 2018	3,500	4,086
CEMEX SAB de CV 5.875% 2019[1]	2,600	2,632
CEMEX España, SA 9.25% 2020[1]	7,635	8,513
CEMEX Finance LLC 9.375% 2022[1]	47,820	55,830
Ball Corp. 7.125% 2016	15,285	16,221
Ball Corp. 6.75% 2020	2,555	2,830
Ball Corp. 5.75% 2021	16,830	18,261
Ball Corp. 5.00% 2022	44,040	46,022
Walter Energy, Inc. 9.875% 2020[1]	35,525	38,722
Walter Energy, Inc. 8.50% 2021[1]	26,725	27,460
PQ Corp. 8.75% 2018[1]	61,065	65,340
Newpage Corp., Term Loan B, 7.75% 2019[3,4,5]	63,261	64,896
Taminco Global Chemical Corp. 9.75% 2020[1]	54,275	60,652
U.S. Coatings Acquisition Inc. and Flash Dutch 2 BV, Term Loan B, 4.75% 2020[3,4,5]	29,240	29,662
U.S. Coatings Acquisition Inc. and Flash Dutch 2 BV 5.75% 2021	€5,340	7,032
U.S. Coatings Acquisition Inc. and Flash Dutch 2 BV 7.375% 2021[1]	$21,570	22,783
Consolidated Minerals Ltd. 8.875% 2016[1]	59,535	57,898
Georgia Gulf Corp. 4.625% 2021[1]	4,200	4,289
Georgia Gulf Corp. 4.875% 2023[1]	51,525	52,620
MacDermid 9.50% 2017[1]	51,776	53,782
Smurfit Kappa Acquisition 7.75% 2019	€11,610	16,331
Smurfit Capital Funding PLC 7.50% 2025	$25,515	28,194
Cliffs Natural Resources Inc. 3.95% 2018	38,625	38,839
Sibur Securities Ltd. 3.914% 2018[1]	30,800	30,320
OMNOVA Solutions Inc. 7.875% 2018	25,795	27,601
Packaging Dynamics Corp. 8.75% 2016[1]	25,345	26,581
Mirabela Nickel Ltd. 8.75% 2018[1]	22,650	20,895
Crown Holdings, Inc. 4.50% 2023[1]	13,310	12,977
Graphic Packaging International, Inc. 4.75% 2021	9,845	10,005
Ardagh Packaging Finance 7.375% 2017[1]	1,000	1,099
Ardagh Packaging Finance 9.125% 2020[1]	1,000	1,112
Ardagh Packaging Finance 4.875% 2022[1]	7,270	7,197
Albea Beauty Holdings SA 8.75% 2019	€5,000	6,762
Braskem Finance Ltd. 5.75% 2021[1]	$ 2,100	2,212
Braskem America Finance Co. 7.125% 2041[1]	4,000	4,150
Sealed Air Corp. 5.25% 2023[1]	5,665	5,700
		1,894,296
Health care 8.32%

inVentiv Health Inc. 9.00% 2018[1]	123,450	129,931
inVentiv Health Inc. 10.75% 2018[1]	103,250	89,311
inVentiv Health Inc. 11.00% 2018[1]	48,390	41,857
Kinetic Concepts, Inc. 10.50% 2018	108,400	117,885
Kinetic Concepts, Inc. 12.50% 2019	66,325	65,993

VPI Escrow Corp. 6.375% 2020[1]	106,895	113,175
Quintiles, Term Loan B-2, 4.50% 2018[3,4,5]	106,121	107,511
HCA Inc. 6.375% 2015	21,230	22,796
HCA Inc., Term Loan B2, 3.534% 2017[3,4,5]	7,015	7,085
HCA Inc. 6.50% 2020	26,550	30,018
HCA Inc. 7.875% 2020	5,050	5,593
HCA Holdings Inc. 6.25% 2021	9,140	9,768
HCA Inc. 7.50% 2022	23,600	27,199
Elan Finance PLC and Elan Finance Corp. 6.25% 2019[1]	84,890	99,534
DJO Finance LLC 9.75% 2017	29,228	30,616
DJO Finance LLC 7.75% 2018	9,891	10,138
DJO Finance LLC 9.875% 2018	49,190	54,232
Patheon Inc., Term Loan B1, 7.25% 2018[3,4,5]	90,738	92,326
VWR Funding, Inc. 7.25% 2017[1]	77,815	82,776
PTS Acquisition Corp. 9.50% 2015[2]	55,798	55,798
PTS Acquisition Corp. 9.75% 2017	€16,085	21,358
Bausch & Lomb Inc. 9.875% 2015	$ 28,543	29,685
Bausch & Lomb Inc., Bridge Loan, 6.25% 2018[2,3,4,5]	44,595	44,261
Tenet Healthcare Corp. 9.25% 2015	18,420	20,815
Tenet Healthcare Corp. 6.75% 2020	14,450	15,588
Tenet Healthcare Corp. 4.50% 2021[1]	25,425	24,980
INC Research LLC, Term Loan B, 6.00% 2018[3,4,5]	19,874	20,031
INC Research LLC 11.50% 2019[1]	31,700	34,157
Rotech Healthcare Inc. 10.75% 2015	16,095	16,175
Rotech Healthcare Inc. 10.50% 2018	69,465	37,511
Surgical Care Affiliates, Inc. 8.875% 2015[1]	28,684	29,258
Surgical Care Affiliates, Inc. 10.00% 2017[1]	22,505	23,546
Centene Corp. 5.75% 2017	43,035	46,370
Merge Healthcare Inc 11.75% 2015	41,500	44,327
Symbion Inc. 8.00% 2016	40,675	43,217
Multiplan Inc. 9.875% 2018[1]	28,950	32,315
Grifols Inc. 8.25% 2018	25,375	28,039
Boston Scientific Corp. 6.00% 2020	12,076	14,143
HealthSouth Corp. 5.75% 2024	11,925	12,014
Accellent Inc. 8.375% 2017	7,500	8,006
Endo Pharmaceuticals Holdings Inc. 7.00% 2019	1,960	2,105
Endo Pharmaceuticals Holdings Inc. 7.00% 2020	3,500	3,754
		1,745,197
Energy 6.82%

Peabody Energy Corp. 6.00% 2018	74,015	78,918
Peabody Energy Corp. 6.25% 2021	45,675	47,730
Alpha Natural Resources, Inc. 9.75% 2018	49,705	53,557
Alpha Natural Resources, Inc. 6.00% 2019	30,250	28,057
Alpha Natural Resources, Inc. 6.25% 2021	44,160	39,965
NGPL PipeCo LLC 7.119% 2017[1]	5,950	6,367
NGPL PipeCo LLC 9.625% 2019[1]	95,015	106,892
Sabine Pass Liquefaction, LLC 5.625% 2021[1]	102,725	106,706
Regency Energy Partners LP and Regency Energy Finance Corp. 6.50% 2021	21,000	23,205
Regency Energy Partners LP and Regency Energy Finance Corp. 5.50% 2023	61,825	66,462
CONSOL Energy Inc. 8.00% 2017	35,920	38,883
CONSOL Energy Inc. 8.25% 2020	45,600	50,730
PDC Energy Inc. 7.75% 2022[1]	81,375	86,664
QGOG Constellation S.A. 6.25% 2019[1]	78,950	83,490
Arch Coal, Inc. 8.75% 2016	7,560	7,900
Arch Coal, Inc. 7.00% 2019	33,926	30,788
Arch Coal, Inc. 7.25% 2021	45,666	41,214
Transocean Inc. 5.05% 2016	11,400	12,679
Transocean Inc. 6.375% 2021	51,540	60,146
Transocean Inc. 7.35% 2041	2,385	2,893
Energy Transfer Partners, L.P. 7.50% 2020	52,325	60,566
Denbury Resources Inc. 8.25% 2020	6,088	6,849
Denbury Resources Inc. 4.625% 2023	53,100	51,308
Laredo Petroleum, Inc. 9.50% 2019	41,350	46,932
Laredo Petroleum, Inc. 7.375% 2022	7,675	8,442
Access Midstream Partners, L.P. 4.875% 2023	40,100	39,649
MarkWest Energy Partners, LP 4.50% 2023	39,775	38,980
Teekay Corp. 8.50% 2020	29,135	31,648
Petrobras International Finance Co. 5.75% 2020	6,045	6,691
Petrobras International Finance Co. 5.375% 2021	14,105	15,299
Reliance Holdings Ltd. 5.40% 2022[1]	13,020	14,549
Reliance Holdings Ltd. 6.25% 2040[1]	5,000	5,548
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2018[1,4]	16,666	17,291
Pemex Project Funding Master Trust 5.75% 2018	5,850	6,749
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	6,500	7,816
Petróleos Mexicanos 6.50% 2041	2,245	2,655
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 2021[1,4]	14,792	16,345
TransCanada PipeLines Ltd., junior subordinated 6.35% 2067[3]	13,295	14,200
Concho Resources Inc. 8.625% 2017	3,300	3,556
Concho Resources Inc. 7.00% 2021	4,400	4,862
Concho Resources Inc. 5.50% 2023	5,000	5,212
Continental Resources Inc. 8.25% 2019	1,800	2,011
Continental Resources Inc. 7.375% 2020	700	793
Continental Resources Inc. 7.125% 2021	5,000	5,688
Gazprom OJSC 5.092% 2015[1]	2,340	2,502
Gazprom OJSC 5.999% 2021[1]	1,000	1,125
Gazprom OJSC, Series 9, 6.51% 2022	1,075	1,247
Gazprom OJSC 4.95% 2028[1]	2,200	2,178
Enterprise Products Operating LLC 7.00% 2067[3]	6,180	6,711
Ras Laffan Liquefied Natural Gas II 5.298% 2020[4]	2,712	3,030
Ras Laffan Liquefied Natural Gas II 5.298% 2020[1,4]	2,552	2,852
Cosan Luxembourg, SA 5.00% 2023[1]	5,000	5,042
El Paso Pipeline Partners Operating Co., LLC 5.00% 2021	4,160	4,688
Enbridge Energy Partners, LP, junior subordinated 8.05% 2077[3]	3,500	4,030
Forest Oil Corp. 7.25% 2019	4,000	4,020
Transportadora de Gas Internacional 5.70% 2022[1]	3,600	3,942
PTT Exploration & Production Ltd. 6.35% 2042[1]	2,120	2,549
		1,430,801
Information technology 5.72%

First Data Corp. 9.875% 2015	9,208	9,530
First Data Corp. 9.875% 2015	4,479	4,636
First Data Corp. 11.25% 2016	229,965	232,265
First Data Corp., Term Loan D, 5.204% 2017[3,4,5]	73,036	73,669
First Data Corp. 7.375% 2019[1]	5,000	5,344
First Data Corp. 6.75% 2020[1]	18,225	19,091
First Data Corp. 8.25% 2021[1]	51,846	54,179
First Data Corp. 10.625% 2021[1]	11,300	11,484
First Data Corp. 12.625% 2021	118,026	128,501
First Data Corp. 8.75% 2022[1,2,3]	77,575	82,423
SRA International, Inc., Term Loan B, 6.50% 2018[3,4,5]	101,487	101,487
SRA International, Inc. 11.00% 2019	75,535	79,689
SunGard Data Systems Inc. 7.375% 2018	42,800	46,010
SunGard Data Systems Inc. 7.625% 2020	63,664	69,314
Freescale Semiconductor, Inc. 10.125% 2016	12,624	13,034
Freescale Semiconductor, Inc. 9.25% 2018[1]	33,725	37,182
Freescale Semiconductor, Inc. 10.125% 2018[1]	31,616	35,173
Freescale Semiconductor, Inc. 8.05% 2020	3,000	3,188
NXP BV and NXP Funding LLC 2.945% 2013[3,4]	€1,418	1,826
NXP BV and NXP Funding LLC 3.054% 2013[3]	$ 337	337
NXP BV and NXP Funding LLC 9.75% 2018[1]	32,056	36,704
Jabil Circuit, Inc. 8.25% 2018	11,915	14,387
Jabil Circuit, Inc. 5.625% 2020	6,000	6,390
Jabil Circuit, Inc. 4.70% 2022	14,800	14,819
Lawson Software, Inc. 9.375% 2019	27,900	31,771
Hughes Satellite Systems Corp. 6.50% 2019	8,900	9,812
Hughes Satellite Systems Corp. 7.625% 2021	16,850	19,356
Global A&T Electronics Ltd. 10.00% 2019[1]	24,090	26,017
Serena Software, Inc. 10.375% 2016	19,694	20,088
Ceridian Corp. 11.25% 2015	12,650	13,124
		1,200,830
Consumer staples 2.73%

Marfrig Holdings (Europe) BV 9.875% 2017[1]	73,510	71,856
Marfrig Overseas Ltd. 9.50% 2020[1]	25,945	24,648
Marfrig Overseas Ltd. 9.50% 2020	2,835	2,693
Albertson’s, Inc. 7.25% 2013	3,300	3,333
SUPERVALU Inc. 7.50% 2014	52,305	52,763
Albertson’s Inc., Term Loan B, 5.75% 2016[3,4,5]	22,650	23,065
SUPERVALU Inc., Term Loan B, 6.25% 2019[3,4,5]	17,250	17,575
Stater Bros. Holdings Inc. 7.75% 2015	26,230	26,361
Stater Bros. Holdings Inc. 7.375% 2018	20,275	21,770
C&S Group Enterprises LLC 8.375% 2017[1]	43,378	46,414
Rite Aid Corp. 10.25% 2019	21,345	24,707
Rite Aid Corp. 8.00% 2020	18,575	21,083
BFF International Ltd. 7.25% 2020[1]	23,950	28,501
Brasil Foods SA 5.875% 2022[1]	8,250	9,199
Del Monte Corp. 7.625% 2019	35,625	37,139
Smithfield Foods, Inc. 7.75% 2017	11,500	13,383
Smithfield Foods, Inc. 6.625% 2022	20,630	22,538
Constellation Brands, Inc. 8.375% 2014	4,650	5,167
Constellation Brands, Inc. 7.25% 2017	6,500	7,512
Constellation Brands, Inc. 6.00% 2022	18,175	19,947
Ingles Markets, Inc. 8.875% 2017	29,725	31,211
Cott Beverages Inc. 8.375% 2017	8,700	9,363
Cott Beverages Inc. 8.125% 2018	13,325	14,624
Spectrum Brands Inc. 9.50% 2018	12,175	13,849
Pilgrim’s Pride Corp. 7.875% 2018	10,000	10,863
Post Holdings, Inc. 7.375% 2022	7,500	8,241
TreeHouse Foods, Inc. 7.75% 2018	5,600	6,083
		573,888

Utilities 2.62%

TXU, Term Loan, 3.702% 2014[3,4,5]	10,802	7,970
Texas Competitive Electric Holdings Co. LLC, Series A, 10.25% 2015	28,113	2,952
TXU, Term Loan, 4.702% 2017[3,4,5]	149,658	106,630
Texas Competitive Electric Holdings Co. LLC 11.50% 2020[1]	93,125	70,077
AES Corp. 7.75% 2015	5,575	6,293
AES Corp. 8.00% 2017	34,000	40,163
AES Corp. 8.00% 2020	16,300	19,397
AES Corp. 7.375% 2021	5,775	6,728
NRG Energy, Inc. 8.25% 2020	6,000	6,803
NRG Energy, Inc. 6.625% 2023[1]	51,900	55,274
Intergen Power 9.00% 2017[1]	56,950	56,238
Edison Mission Energy 7.50% 2013[6]	8,000	4,280
Midwest Generation, LLC, Series B, 8.56% 2016[4,6]	21,150	20,833
Edison Mission Energy 7.00% 2017[6]	3,095	1,671
Edison Mission Energy 7.20% 2019[6]	19,200	10,320
Edison Mission Energy 7.625% 2027[6]	14,205	7,671
CMS Energy Corp. 8.75% 2019	21,125	28,631
CMS Energy Corp. 5.05% 2022	5,750	6,652
NV Energy, Inc 6.25% 2020	26,150	31,731
Entergy Corp. 4.70% 2017	21,100	23,068
Electricité de France SA subordinated 5.25% (undated)[1]	15,000	14,940
Abu Dhabi National Energy Co. PJSC (TAQA) 4.125% 2017	2,000	2,152
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 2017[1]	2,000	2,350
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2021[1]	4,125	4,873
Emgesa SA ESP 8.75% 2021	COP10,600,000	6,924
Enersis SA 7.375% 2014	$ 5,000	5,239
		549,860
Total corporate bonds, notes & loans		17,762,535

Bonds & notes of governments & government agencies outside the U.S. 6.14%

United Mexican States Government Global, Series A, 5.625% 2017	12,300	14,207
United Mexican States Government, Series M10, 7.75% 2017	MXN120,000	11,002
United Mexican States Government 3.50% 2017[9]	63,344	5,794
United Mexican States Government 4.00% 2019[9]	121,815	11,796
United Mexican States Government, Series M, 6.50% 2021	435,000	39,191
United Mexican States Government Global, Series A, 3.625% 2022	$15,700	16,721
United Mexican States Government, Series M20, 10.00% 2024	MXN150,000	17,488
United Mexican States Government, Series M30, 10.00% 2036	69,500	8,630
United Mexican States Government 4.00% 2040[9]	191,517	21,445
United Mexican States Government Global 4.75% 2044	$7,712	8,020
Turkey (Republic of) 10.00% 2015	TRY15,100	8,972
Turkey (Republic of) 9.00% 2016	4,100	2,421
Turkey (Republic of) 7.50% 2017	$14,200	16,987
Turkey (Republic of) 6.75% 2018	12,200	14,457
Turkey (Republic of) 10.50% 2020	TRY21,050	14,026
Turkey (Republic of) 3.00% 2021[9]	23,450	14,908
Turkey (Republic of) 5.625% 2021	$20,450	23,425
Turkey (Republic of) 6.875% 2036	3,200	3,956
Turkey (Republic of) 6.75% 2040	2,500	3,094
Turkey (Republic of) 6.00% 2041	3,800	4,270
Hungarian Government 4.75% 2015	3,500	3,523
Hungarian Government, Series 17/B, 6.75% 2017	HUF1,012,000	4,477
Hungarian Government 4.125% 2018	$14,520	13,829
Hungarian Government, Series 19/A, 6.50% 2019	HUF2,466,350	10,770
Hungarian Government 3.875% 2020	€4,000	4,599
Hungarian Government 6.25% 2020	$5,800	5,952
Hungarian Government, Series 20A, 7.50% 2020	HUF102,300	470
Hungarian Government 6.375% 2021	$5,700	5,900
Hungarian Government, Series 22A, 7.00% 2022	HUF76,330	338
Hungarian Government 5.375% 2023	$26,280	24,780
Hungarian Government, Series 23A, 6.00% 2023	HUF 98,840	407
Hungarian Government, Series 28A, 6.75% 2028	186,180	804
Hungarian Government 7.625% 2041	$ 4,500	4,613
Venezuela (Republic of) 10.75% 2013	6,000	6,150
Venezuela (Republic of) 8.50% 2014	1,250	1,275
Venezuela (Republic of) 5.75% 2016	3,000	2,843
Venezuela (Republic of) 7.65% 2025	8,455	7,440
Venezuela (Republic of) 11.75% 2026	4,180	4,646
Venezuela (Republic of) 9.25% 2027	42,455	41,988
Venezuela (Republic of) 9.25% 2028	16,095	15,491
Brazil (Federal Republic of) Global 12.50% 2016	BRL13,350	7,667
Brazil (Federal Republic of) 10.00% 2017	19,320	9,753
Brazil (Federal Republic of) 6.00% 2017[9]	26,376	14,747
Brazil (Federal Republic of) 6.00% 2018[9]	6,748	3,756
Brazil (Federal Republic of) 6.00% 2020[9]	23,394	13,330
Brazil (Federal Republic of) Global 4.875% 2021	$3,100	3,612
Brazil (Federal Republic of) Global 8.50% 2024	BRL22,000	11,642
Brazil (Federal Republic of) 6.00% 2045[9]	21,999	14,459
Russian Federation 7.50% 2018	RUB1,202,900	40,841
Russian Federation 5.00% 2020	$14,300	16,202
Russian Federation 12.75% 2028	2,000	3,830
Russian Federation 7.50% 2030[4]	14,420	17,891
Indonesia (Republic of) 6.875% 2017	11,930	13,913
Indonesia (Republic of) 6.875% 2017[1]	1,000	1,166
Indonesia (Republic of) 6.875% 2018	10,292	12,183
Indonesia (Republic of) 6.875% 2018[1]	9,425	11,157
Indonesia (Republic of) 4.875% 2021	5,600	6,153
Indonesia (Republic of) 3.75% 2022	15,925	16,204
Indonesia (Republic of) 6.625% 2037[1]	2,500	3,100
Indonesia (Republic of) 5.25% 2042	11,450	12,266
Croatian Government 6.25% 2017[1]	11,850	12,723
Croatian Government 6.75% 2019[1]	4,510	4,961
Croatian Government 6.375% 2021	7,000	7,564
Croatian Government 6.375% 2021[1]	2,810	3,036
Croatian Government 5.50% 2023[1]	34,270	34,290
Colombia (Republic of) Global 12.00% 2015	COP19,150,000	12,664
Colombia (Republic of) Global 7.375% 2019	$11,650	15,058
Colombia (Republic of) Global 11.75% 2020	1,936	3,035
Colombia (Republic of) Global 4.375% 2021	1,700	1,906
Colombia (Republic of) Global 7.75% 2021	COP 5,522,000	3,858
Colombia (Republic of) Global 9.85% 2027	14,288,000	12,104
Colombia (Republic of) Global 10.375% 2033	$ 823	1,422
Colombia (Republic of) Global 7.375% 2037	4,139	5,950
Polish Government 3.00% 2016[9]	PLN16,302	5,238
Polish Government, Series 1017, 5.25% 2017	36,050	11,941
Polish Government 6.375% 2019	$ 3,535	4,352
Polish Government 5.125% 2021	14,225	16,465
Polish Government, Series 1021, 5.75% 2021	PLN30,115	10,563
Polish Government 5.75% 2022	7,695	2,703
Polish Government 2.75% 2023[9]	6,220	2,075
Greek Government 2.00%/4.30% 2023[7]	€ 3,295	2,035
Greek Government 2.00%/4.30% 2024[7]	3,295	1,936
Greek Government 2.00%/4.30% 2025[7]	3,295	1,847
Greek Government 2.00%/4.30% 2026[7]	3,295	1,763
Greek Government 2.00%/4.30% 2027[7]	3,295	1,695
Greek Government 2.00%/4.30% 2028[7]	3,295	1,643
Greek Government 2.00%/4.30% 2029[7]	3,295	1,620
Greek Government 2.00%/4.30% 2030[7]	3,295	1,595
Greek Government 2.00%/4.30% 2031[7]	3,295	1,561
Greek Government 2.00%/4.30% 2032[7]	3,295	1,562
Greek Government 2.00%/4.30% 2033[7]	3,295	1,547
Greek Government 2.00%/4.30% 2034[7]	3,295	1,529
Greek Government 2.00%/4.30% 2035[7]	3,295	1,526
Greek Government 2.00%/4.30% 2036[7]	6,795	3,129
Greek Government 2.00%/4.30% 2037[7]	10,545	4,911
Greek Government 2.00%/4.30% 2038[7]	7,745	3,565
Greek Government 2.00%/4.30% 2039[7]	4,045	1,861
Greek Government 2.00%/4.30% 2040[7]	8,595	3,985
Greek Government 2.00%/4.30% 2041[7]	10,295	4,774
Greek Government 2.00%/4.30% 2042[7]	5,045	2,318
Philippines (Republic of) 4.95% 2021	PHP509,000	14,282
Philippines (Republic of) 5.50% 2026	$6,925	8,483
Philippines (Republic of) 6.25% 2036	PHP543,000	17,776
Chilean Government 5.50% 2020	CLP2,592,500	5,959
Chilean Government 6.00% 2020	2,385,000	5,206
Chilean Government 3.00% 2020[9]	399,930	871
Chilean Government 6.00% 2021	9,625,000	21,096
Chilean Government 6.00% 2022	735,000	1,615
Chilean Government 3.00% 2022[9]	536,671	1,182
Chilean Government 3.00% 2022[9]	639,477	1,409
Chilean Government 3.00% 2023[9]	868,532	1,914
South Africa (Republic of) 5.50% 2020	$ 6,200	7,115
South Africa (Republic of), Series R-209, 6.25% 2036	ZAR 4,030	351
South Africa (Republic of), Series R-214, 6.50% 2041	304,370	26,865
Uruguay (Republic of) 5.00% 2018[9]	UYU207,814	13,052
Uruguay (Republic of) 4.25% 2027[4,9]	184,549	12,700
Uruguay (Republic of) 4.375% 2028[4,9]	113,907	7,785
Israeli Government, Series 5903, 4.00% 2021[9]	ILS34,460	11,660
Israeli Government 4.00% 2022	$13,400	14,510
Israeli Government 3.15% 2023	7,000	6,954
Morocco Government 4.25% 2022[1]	22,300	22,805
Morocco Government 5.50% 2042[1]	9,800	9,832
Iraq (Republic of) 5.80% 2028[4]	27,900	25,738
Panama (Republic of) Global 7.125% 2026	585	791
Panama (Republic of) Global 8.875% 2027	6,500	10,082
Panama (Republic of) Global 6.70% 2036[4]	6,440	8,614
Republic of Belarus 8.95% 2018	17,900	19,198
Dominican Republic 9.04% 2018[4]	2,405	2,689
Dominican Republic 7.50% 2021[1,4]	12,000	13,506
Dominican Republic 7.50% 2021[4]	450	506
South Korean Government 5.25% 2015	KRW7,000,000	6,698
South Korean Government 5.50% 2017	2,800,000	2,826
South Korean Government, Series 2206, 3.75% 2022	7,000,000	6,791
Slovenia (Republic of) 5.50% 2022[1]	$16,100	15,456
Portuguese Government 4.95% 2023	€6,000	6,901
Portuguese Government 4.10% 2037	8,000	7,343
Lithuania (Republic of) 6.625% 2022[1]	$ 6,225	7,649
Lithuania (Republic of) 6.625% 2022	3,900	4,792
Peru (Republic of) 7.125% 2019	8,545	10,970
Corporacion Andina de Fomento 4.375% 2022	9,215	10,056
Nigeria (Republic of) 6.75% 2021	8,600	10,025
Bahrain Government 5.50% 2020	7,045	7,727
Bahrain Government 5.50% 2020[1]	255	280
El Salvador (Republic of) 7.375% 2019	4,800	5,719
State of Qatar 5.25% 2020	3,000	3,511
State of Qatar 5.75% 2042	1,800	2,151
Argentina (Republic of) 7.00% 2015	2,385	2,039
Argentina (Republic of) GDP-Linked 2035	56,982	3,276
Sri Lanka (Republic of) 6.25% 2021[1]	3,300	3,510
Gabonese Republic 8.20% 2017	2,800	3,416
		1,288,969
U.S. Treasury bonds & notes 0.60%

U.S. Treasury 1.875% 2014	58,000	58,905
U.S. Treasury 0.25% 2015	21,900	21,900
U.S. Treasury 4.00% 2015	22,300	23,863
U.S. Treasury 3.25% 2016[10]	20,000	21,799
		126,467
Municipals 0.06%

State of New Jersey, Economic Development Authority, Energy Facility Revenue Bonds
(ACR Energy Partners, LLC Project), Series 2011-B, 12.00% 2030[1]	12,385	12,526
Total bonds, notes & other debt instruments (cost: $18,232,766,000)		19,190,497

Convertible securities 1.04%
	Shares or
Information technology 0.36%	principal amount

Linear Technology Corp., Series A, 3.00% convertible notes 2027	$46,000,000	49,278
Liberty Media Corp. 3.50% convertible notes 2031	$48,500,000	25,941
		75,219
Consumer discretionary 0.17%

Cooper-Standard Holdings Inc. 7.00% convertible preferred[1,8,11]	99,687	17,902
General Motors Co., Series B, 4.75% convertible preferred 2013	400,000	17,176
		35,078
Energy 0.17%

Apache Corp., Series D, 6.00% convertible preferred 2013	785,000	34,964

Utilities 0.13%

PPL Corp. 9.50% convertible preferred 2013, units	501,677	$ 27,492

Financials 0.11%
Bank of Ireland 10.00% 2016	€18,445,000	24,344

Telecommunication services 0.10%
Leap Wireless International, Inc. 4.50% convertible notes 2014	$12,500,000	12,797
Clearwire Corp. 8.25% convertible notes 2040[1]	$7,722,000	8,639
		21,436
Total convertible securities (cost: $200,605,000)		218,533

Preferred securities 0.49%

Financials 0.49%	Shares

Ally Financial Inc., Series G, 7.00%[1]	34,250	33,873
Ally Financial Inc., Series 2, 8.125% preferred	650,000	17,701
Zions Bancorporation, Series C, 9.50% noncumulative depositary shares	500,000	12,925
Swire Pacific Ltd. 8.84% cumulative guaranteed perpetual capital securities[1]	450,000	12,811
First Republic Bank, Series A, noncumulative convertible preferred	400,000	10,909
HSBC Holdings PLC, Series 2, 8.00%	300,000	8,470
Citigroup Inc. 6.95% preferred	228,000	5,734
Total preferred securities (cost: $87,788,000)		102,423

Common stocks 1.75%

Industrials 0.87%

Beech Holdings, LLC[8,12,13]	14,946,134	102,232
Nortek, Inc.[12]	564,246	40,264
Delta Air Lines, Inc.[12]	2,373,769	39,191
United Continental Holdings, Inc.[12]	22,981	736
Atrium Corp.[1,8,12]	10,987	384
ACF Industries Holding Corp.[8,12]	4,746	—
		182,807

Financials 0.33%

American Tower Corp.	538,967	41,457
Citigroup Inc.	405,574	17,943
CIT Group Inc.[12]	124,904	5,431
Bank of America Corp.	390,000	4,750
		69,581
Consumer discretionary 0.31%

Cooper-Standard Holdings Inc.[11,12]	1,238,538	51,523
Ford Motor Co.	810,210	10,654
American Media, Inc.[1,8,11,12]	1,122,345	3,120
Five Star Travel Corp.[1,8,12]	83,780	27
Adelphia Recovery Trust, Series ACC-1[8,12]	10,643,283	13
Adelphia Recovery Trust, Series Arahova[8,12]	1,773,964	—
		65,337

Materials 0.12%

NewPage Holdings Inc.[8,12,13]	226,200	$ 24,588

Telecommunication services 0.12%

Frontier Communications Corp., Class B	6,000,000	23,880

Energy 0.00%

General Maritime Corp.[1,8,12]	12,599	464
Petroplus Holdings AG8,12	3,360,000	—
		464

Information technology 0.00%
Remark Media, Inc.[1,8,12]	25,710	32
Total common stocks (cost: $423,578,000)		366,689

Warrants 0.02%

Consumer discretionary 0.02%

Cooper-Standard Holdings Inc., warrants, expire 2017[11,12]	196,935	3,244
Charter Communications, Inc., warrants, expire 2014[12]	13,390	723
Liberman Broadcasting, Inc., warrants, expire 2022[8,12,13]	10	—
Revel Holdings, Inc., warrants, expire 2021[1,8,12]	16,916	—
		3,967
Energy 0.00%

General Maritime Corp., warrants, expire 2017[1,8,12]	19,483	142
Total warrants (cost: $7,329,000)		4,109
	Principal amount
Short-term securities 3.74%	(000)

Fannie Mae 0.10%–0.16% due 7/1–10/25/2013	$240,100	239,991
Freddie Mac 0.11%–0.17% due 4/24–8/13/2013	155,400	155,348
Federal Home Loan Bank 0.09%–0.155% due 4/1–6/21/2013	147,950	147,928
Walt Disney Co. 0.13% due 5/10–5/13/2013[1]	57,400	57,388
Coca-Cola Co. 0.14% due 4/10/2013[1]	32,200	32,199
Regents of the University of California 0.14% due 4/2/2013	31,931	31,931
Abbott Laboratories 0.11% due 4/23/2013[1]	31,500	31,498
U.S. Treasury Bills 0.111%–0.158% due 4/25–5/30/2013	28,700	28,697
Procter & Gamble Co. 0.15% due 5/28/2013[1]	24,800	24,797
Paccar Financial Corp. 0.14%–0.16% due 4/16–5/8/2013	20,800	20,797
Variable Funding Capital Company LLC 0.17% due 4/15/2013[1]	13,700	13,699

Total short-term securities (cost: $784,251,000)		784,273
Total investment securities (cost: $19,736,317,000)		20,666,524
Other assets less liabilities		319,593
Net assets		$20,986,117

[1] Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $7,383,672,000, which represented 35.18% of the net assets of the fund.
[2] Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[3] Coupon rate may change periodically.
[4] Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5] Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $1,870,702,000, which represented 8.91% of the net assets of the fund.
[6] Scheduled interest and/or principal payment was not received.
[7] Step bond; coupon rate will increase at a later date.
[8] Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $273,470,000, which represented 1.30% of the net assets of the fund.
[9] Index-linked bond whose principal amount moves with a government price index.

10 A portion of this security was pledged as collateral for net losses on unsettled forward currency contracts with certain counterparties. The total value of pledged collateral was $369,000, which represented less than .01% of the net assets of the fund.

11 Represents an affiliated company as defined under the Investment Company Act of 1940.

12 Security did not produce income during the last 12 months.

13 Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition	Cost	Value	Percent of
	date(s)	(000)	(000)	net assets

Beech Holdings, LLC	11/4/2008–2/15/2013	$160,248	$102,232.49%
NewPage Holdings Inc.	9/17/2009–1/9/2012	43,698	24,588.12
Liberman Broadcasting, Inc., warrants, expire 2022	12/31/2012	—	—	.00
Total restricted securities		$203,946	$126,820.61%

Key to abbreviations and symbol

BRL = Brazilian reais

CLP = Chilean pesos

COP = Colombian pesos

€ = Euros

HUF = Hungarian forints

ILS = Israeli shekels

KRW = South Korean won

MXN = Mexican pesos

PHP = Philippine pesos

PLN = Polish zloty

RUB = Russian rubles

TRY = Turkish lira

UYU = Uruguayan pesos

ZAR = South African rand

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-021-0513O-S32807

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN HIGH-INCOME TRUST

By /s/ David C. Barclay
David C. Barclay, President and Principal Executive Officer

Date: May 31, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ David C. Barclay
David C. Barclay, President and Principal Executive Officer

Date: May 31, 2013

By /s/ Karl C. Grauman
Karl C. Grauman, Treasurer and Principal Financial Officer

Date: May 31, 2013